                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  SEPTEMBER 30

Date of reporting period: MARCH 31, 2018

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT March 31, 2018 (unaudited)

VANECK VECTORS®

Biotech ETF	BBH

Environmental Services ETF	EVX®

Gaming ETF	BJK®

Generic Drugs ETF	GNRX

Pharmaceutical ETF	PPH®

Retail ETF	RTH®

Semiconductor ETF	SMH®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETFs are as of March 31, 2018, and are subject to change.

VANECK VECTORS ETFs

March 31, 2018 (unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the seven industry exchange-traded funds (ETFs) of the VanEck Vectors® ETF Trust for the six-month period ended March 31, 2018.

One of the two top performing funds in our suite of industry ETFs was the VanEck Vectors Semiconductor ETF (NYSE Arca: SMH) which returned 13.36% for the period under review.

The semiconductor industry ended 2017 on a high: global sales for 2017 of $412.2 billion were 21.6% higher than those in 2016. In addition, sales for December 2017 ($38.0 billion) and the fourth quarter 2017 ($114.0 billion) were the highest monthly and quarterly sales respectively ever recorded.1 According to John Neuffer, president and CEO of the Semiconductor Industry Association, “[a]s semiconductors have become more heavily embedded in an ever-increasing number of products—from cars to coffee makers—and nascent technologies like artificial intelligence, virtual reality, and the Internet of Things have emerged, global demand for semiconductors has increased, leading to landmark sales in 2017 and a bright outlook for the long term.”2

The industry started 2018 on a solid footing. In January, sales were up 22.7% compared to January 2017 and the market grew year over year for the eighteenth consecutive month.3 Sales in February were also solid, up 21% compared to February 2017. Fourth quarter earnings from several of the large chipmakers, reported in the first quarter of 2017,4 were particularly solid, with the vast majority of reporting companies in SMH portfolio beating earnings expectations.

Semiconductors – Worldwide Market Billings: 3-Month Moving Averages ($bn)

Source: Semiconductor Industry Association. Data as of January 31, 2018. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted.

Access investment and market insights from VanEck’s investment professionals by subscribing to our blogs. To subscribe to the updates, please contact us at 800.826.2333 or visit vaneck.com/subscription to register.

1

VANECK VECTORS ETFs

(unaudited) (continued)

Thank you for participating in the VanEck Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the six months ended March 31, 2018. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in future.

Jan F. van Eck

Trustee and President

VanEck Vectors ETF Trust

April 16, 2018

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

[1]	Semiconductor Industry Association: Annual Semiconductor Sales Increase 21.6 Percent, Top $400 Billion for First Time, https://www.semiconductors.org/news/2018/02/05/global_sales_report_2017/annual_semiconductor_sales_increase_21.6_percent_top_ 400_billion_for_first_time/

[2]	Ibid.

[3]	Semiconductor Industry Association: January Semiconductor Sales Up 22.7 Percent Compared to Last Year, https://www.semiconductors.org/news/2018/03/05/global_sales_report_2017/january_semiconductor_sales_up_22.7_percent_compared_ to_last_year/

[4]	Semiconductor Industry Association: Global Semiconductor Sales Up 21 Percent Year-to-Year in February, https://www.semiconductors.org/news/2018/04/02/global_sales_report_2017/global_semiconductor_sales_up_21_percent_year_to_year_ in_february/
2

Management Discussion (unaudited)

Four of the seven VanEck Vectors Industry ETFs realized positive performance in the six months ended March 31, 2018. The two best performers were VanEck Vectors Retail ETF (NYSE Arca: RTH), posting a total return of 16.26%, and VanEck Vectors Semiconductor ETF (NYSE Arca: SMH), in second place, providing a total return of 13.36%.

Source: VanEck. Returns based on NAV. The performance data quoted represent past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Biotech – Not helped by State of the Union address

Biotech stocks failed to perform well over the six-month period. Following highs through mid-October, biotech stocks subsequently fell over the next three months to end 2017 down on the quarter. Despite some recovery through the end of January, stocks were not helped by President Trump’s mention of “fixing the injustice” of the high prices of U.S. drugs in his State of the Union address,1 nor the announcement of a prospective joint health care venture between Amazon.com, Berkshire Hathaway, and JPMorgan Chase & Co.2 The selloff at the end of the month and into the first week of February saw biotech stocks plummet. The recovery thereafter through the end of the reporting period on March 31, 2018 was minimal.

Positive contributions to the Fund’s performance came mainly from three companies: Illumina, Neurocrine Biosciences, and Vertex Pharmaceuticals (4.6%, 2.0%, and 5.0% of Fund net assets respectively†). The companies that detracted most from performance were Celgene, Incyte, and Regeneron Pharmaceuticals (7.3%, 4.2%, and 4.8% of Fund net assets, respectively†).

Environmental Services – No lasting benefit in 2018 from 2017 hurricanes

Following the steep improvement in their performance in both August and September 2017 (on the back of the three hurricanes that had hit the U.S. and its territories in the Caribbean), environmental services stocks essentially moved sideways thereafter, with a number of ups and downs, ending the six-month period under review down slightly.

While large- and small-cap stocks provided positive total returns, their contribution was outweighed by the negative total returns of the Fund’s mid-cap companies. Waste Management (10.0% of Fund net assets†), Cantel Medical (3.9% of Fund net assets†), and STERIS (10.2% of Fund net assets†) were the top three contributors to positive total returns. CECO Environmental (1.9% of Fund net assets†), Stericycle (3.8% of Fund net assets†), and ABM Industries (3.9% of Fund net assets†) detracted the most from performance.

3

VANECK VECTORS ETFs

(unaudited) (continued)

Gaming – Macau powers ahead

The Fund posted a rise of 10.89% for the six-month period. The fourth quarter of 2017 was strong with gaming stocks on an upward trajectory through the end of the year. In Macau, China—the world’s biggest gaming hub—the improvement in the gaming industry’s fortunes over the final three months of 2017 was impressive. In each of these months the gross revenue from “Games of Fortune” (as the Macau authorities3 describe them) was higher than that recorded in the same month in the prior year. In October, November, and December 2017, they were 22.1%, 22.6%, and 14.6%, respectively, higher than in the same months in 2016.4 2018 started strongly, with revenues in January, February, and March up 36.4%, 5.7%, and 22.2%, respectively, over 2017.5 In Nevada, the narrative for the last quarter of 2017 and the start of 2018 was not as rosy. While the “gaming wins” in both October and December may have increased incrementally year over year, the “gaming win” for November decreased 2.3% compared with that in November 2016.6 While February 2018’s win may have been 7.68% up on that of February 2017, January’s was 2.05% down on that of January 2017.7

U.S. listed companies were the leading contributors to performance, followed by those listed in China (Hong Kong). The other major contributors were companies in Australia and the U.K. Only Swedish gaming businesses detracted from the Fund’s overall positive performance.

Generic Drugs – Still a tough, but positive, environment

The Fund had a good six months, ending the period up 10.78%. Following steady gains through the fourth quarter 2017, generic drugs stocks (perhaps somewhat surprisingly) also faced a significant sell-off in early February 2018 from which they failed to recover fully by the end of the six-month reporting period. But they still remained up over the full period under review.

The biotechnology and pharmaceuticals sectors contributed the most to the Fund’s performance. The majority of negative performance was provided by the chemicals sector. In terms of individual companies, South Korean company Celltrion (8.0% of Fund net assets†) was the single largest contributor to performance. U.S. company Albemarle (3.0% of Fund net assets†) was the single largest detractor from performance.

Pharmaceutical – Not helped by State of the Union address

Pharmaceutical stocks had a lackluster six months. However, unlike biotech stocks, they ended the period down only 1.24%. Having hit a high for the period toward the end of January, pharma stocks plummeted in the selloff thereafter, hitting a low in early-February and slumping thereafter further, if fitfully, through to the end of March. Along with biotech stocks, they, too, were not helped by the mention of drugs prices in President Trump’s State of the Union address.

While Mylan and Zoetis (4.4% and 4.7% of Fund net assets, respectively†) were the two largest positive contributors to performance, Mallinckrodt and Sanofi (0.7% and 5.1% of Fund net assets, respectively†) were the Fund’s two largest detractors.

Retail – eCommerce remains solid

The Fund returned a very healthy 16.26% for the six-month period under review. Retail sales (excluding automobiles, gasoline stations, and restaurants) in the U.S. over the last three months of 2017 proved to be robust. Following retail sales up 4.3% in October,8 in November and December, sales increased 5.5% over 2016 to reach $691.9 billion.9 This included some $138.4 billion in online and other non-store sales, up 11.5% over 2016.10 These sales results beat the National Retail Federation forecast of approximately between $678 billion and $682 billion. The 5.5% was the largest increase since that of 5.2% seen in 2010.11 2018 started strongly with retail sales (excluding automobiles, gasoline stations, and restaurants) in January, up 5.4% on 2017.12 Although growth in February was a little slower, 4.4% year over year and 0.3% (seasonally adjusted) up in January,13 according to National Retail Federation Chief Economist Jack Kleinhenz: “With consumer confidence and employment growing, economic fundamentals are favorable for spending to expand in the coming months.”14

While stores involved in Internet and catalog retailing, in particular Amazon.com (19.3% of Fund net assets†), contributed by far the most to the positive performance of the Fund, both specialty and multiline retailers also made useful contributions to performance. Health care providers and services companies detracted from performance.

4

Semiconductor – Industry sales continue to boom

The Fund returned 13.36% for the six-month period under review. Global sales for 2017 of $412.2 billion were 21.6% higher than those in 2016. In addition, sales for December 2017 ($38.0 billion) and the fourth quarter 2017 ($114.0 billion) were the highest monthly and quarterly sales respectively ever recorded.15 Thereafter semiconductor sales in the first two months of 2018 also remained strong. In January, sales were up 22.7% compared to January 2017 and the market grew year over year for the eighteenth consecutive month.16 While in February, sales growth was a little down from January, they were still up 21% compared to February 2017.17

Large-capitalization stocks continued to be key drivers of SMH’s returns. Intel, Taiwan Semiconductor Manufacturing, and NVIDIA (8.1%, 7.8% and 5.1% of Fund net assets, respectively†) were the three best performing companies. Advanced Micro Devices, Cadence Design, and Broadcom (2.4%, 2.2%, and 5.0% of Fund net assets, respectively†) detracted most from the Fund’s performance.

†	All Fund assets referenced are Total Net Assets as of March 31, 2018.

[1]	CNN Money: Trump wants to fix ‘injustice’ of high drug prices. But can he?, http://money.cnn.com/2018/01/31/investing/trump-state-of-the-union-drug-prices/index.html

[2]	U.S. News: Health Stocks Pressured Under JPM-AMZN-BRK Venture, https://money.usnews.com/investing/stock-market-news/articles/2018-01-31/health-care-stocks-jpm-amzn-brk

[3]	Gaming Inspection and Coordination Bureau, Macao SAR: Monthly Gross Revenue from Games of Fortune, http://www.dicj.gov.mo/web/en/information/DadosEstat_mensal/2017/index.html

[4]	Ibid.

[5]	Gaming Inspection and Coordination Bureau, Macao SAR: Monthly Gross Revenue from Games of Fortune, http://www.dicj.gov.mo/web/en/information/DadosEstat_mensal/2018/index.html

[6]	Nevada Gaming Control Board: Abbreviated Revenue Release, http://gaming.nv.gov/index.aspx?page=172

[7]	Ibid.

[8]	National Retail Federation: October Retail Sales Up 4.3 Percent Over Last Year, https://nrf.com/media/press-releases/october-retail-sales-43-percent-over-last-year

[9]	National Retail Federation: Holiday Retail Sales Increased 5.5 Percent in 2017, Exceeding NRF Forecasts and Showing Strongest Gain Since Great Recession, https://nrf.com/media/press-releases/holiday-retail-sales-increased-55-percent-2017-exceeding-nrf-forecast-and

[10]	Ibid.

[11]	Ibid.

[12]	National Retail Federation: January Retail Sales Continue Strong After Holidays, Up 5.4 Percent Over Last Year, https://nrf.com/media/press-releases/january-retail-sales-continue-strong-after-holidays-54-percent-over-last-year

[13]	National Retail Federation: February Retail Sales Increase 4.4 Percent Over Last Year, https://nrf.com/media/press-releases/february-retail-sales-increase-44-percent-over-last-year

[14]	Ibid.

[15]	Semiconductor Industry Association: Annual Semiconductor Sales Increase 21.6 Percent, Top $400 Billion for First Time, https://www.semiconductors.org/news/2018/02/05/global_sales_report_2017/annual_semiconductor_sales_increase_21.6_percent_top_40 0_billion_for_first_time/

[16]	Semiconductor Industry Association: January Semiconductor Sales Up 22.7 Percent Compared to Last Year, https://www.semiconductors.org/news/2018/03/05/global_sales_report_2017/january_semiconductor_sales_up_22.7_percent_compared_ to_last_year/

[17]	Semiconductor Industry Association: Global Semiconductor Sales Up 21 Percent Year-to-Year in February, https://www.semiconductors.org/news/2018/04/02/global_sales_report_2017/global_semiconductor_sales_up_21_percent_year_to_year_in _february/
5

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2017 to March 31, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2017 - March 31, 2018
Biotech ETF
Actual	$1,000.00	$901.40	0.35%	$1.66
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Environmental Services ETF
Actual	$1,000.00	$995.50	0.56%	$2.79
Hypothetical**	$1,000.00	$1,022.14	0.56%	$2.82
Gaming ETF
Actual	$1,000.00	$1,108.90	0.65%	$3.42
Hypothetical**	$1,000.00	$1,021.69	0.65%	$3.28
Generic Drugs ETF
Actual	$1,000.00	$1,107.80	0.55%	$2.89
Hypothetical**	$1,000.00	$1,022.19	0.55%	$2.77
Pharmaceutical ETF
Actual	$1,000.00	$987.60	0.36%	$1.78
Hypothetical**	$1,000.00	$1,023.14	0.36%	$1.82
Retail ETF
Actual	$1,000.00	$1,162.60	0.35%	$1.89
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Semiconductor ETF
Actual	$1,000.00	$1,133.60	0.35%	$1.86
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2018) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
6

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Ireland: 1.6%
118,991	Alkermes Plc (USD) *	$6,896,718
Netherlands: 2.7%
371,336	QIAGEN NV (USD) *	11,997,866
Spain: 2.4%
499,074	Grifols SA (ADR)	10,580,369
United States: 93.3%
172,056	Alexion Pharmaceuticals, Inc. *	19,177,362
147,680	Allergan Plc	24,853,067
67,245	Alnylam Pharmaceuticals, Inc. *	8,008,880
282,165	Amgen, Inc.	48,103,489
85,121	Biogen Idec, Inc. *	23,307,832
237,412	BioMarin Pharmaceutical, Inc. *	19,246,991
31,444	Bluebird Bio, Inc. *	5,369,063
356,566	Celgene Corp. *	31,809,253
79,883	Charles River Laboratories International, Inc. *	8,526,711
613,274	Gilead Sciences, Inc.	46,234,727
84,393	Illumina, Inc. *	19,952,193
222,428	Incyte Corp. *	18,534,925
115,186	Ionis Pharmaceuticals, Inc. *	5,077,399
200,020	IQVIA Holdings, Inc. *	19,623,962
172,081	Nektar Therapeutics *	18,285,327
104,240	Neurocrine Biosciences, Inc. *	8,644,623
61,064	Regeneron Pharmaceuticals, Inc. *	21,027,999
135,181	Seattle Genetics, Inc. *	7,075,374
169,121	Shire Plc (ADR)	25,264,986
40,397	TESARO, Inc. * †	2,308,285
64,089	United Therapeutics Corp. *	7,201,040
132,931	Vertex Pharmaceuticals, Inc. *	21,665,094
		409,298,582
Total Common Stocks (Cost: $509,101,124)		438,773,535
Number of Shares		Value

MONEY MARKET FUND: 0.1% (Cost: $379,960)
379,960	Dreyfus Government Cash Management Fund – Institutional Shares	$379,960
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $509,481,084)		439,153,495

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Repurchase Agreements: 0.4%
$1,000,000	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $1,000,201; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
542,625	Repurchase agreement dated 3/29/18 with Mizuho Securities USA, Inc., 1.80%, due 4/2/18, proceeds $542,734; (collateralized by various U.S. government and agency obligations, 2.84% to 5.00%, due 12/1/24 to 12/15/47, valued at $553,478 including accrued interest)	542,625
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,542,625)		1,542,625
Total Investments: 100.5% (Cost: $511,023,709)		440,696,120
Liabilities in excess of other assets: (0.5)%		(2,044,592)
NET ASSETS: 100.0%		$438,651,528

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,465,812.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	61.5%	$270,280,804
Health Care	29.2	128,015,961
Life Sciences Tools & Services	9.2	40,476,770
Money Market Fund	0.1	379,960
	100.0%	$439,153,495

See Notes to Financial Statements

7

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$438,773,535	$—	$—	$438,773,535
Money Market Fund	379,960	—	—	379,960
Repurchase Agreements	—	1,542,625	—	1,542,625
Total	$439,153,495	$1,542,625	$—	$440,696,120

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Financial Statements

8

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
United Kingdom: 10.2%
23,150	Steris Plc (USD)	$2,161,284
United States: 89.8%
24,439	ABM Industries, Inc.	818,218
37,258	Advanced Disposal Services, Inc. *	830,108
7,383	Cantel Medical Corp.	822,540
33,913	Casella Waste Systems, Inc. *	792,886
90,495	Ceco Environmental Corp.	402,703
16,516	Clean Harbors, Inc. *	806,146
55,012	Covanta Holding Corp. †	797,674
47,298	Darling International, Inc. *	818,255
18,566	Donaldson Company, Inc.	836,398
18,860	Heritage-Crystal Clean, Inc. *	444,153
27,659	Layne Christensen Co. * †	412,672
49,852	Newpark Resources, Inc. *	403,801
31,999	Republic Services, Inc.	2,119,294
12,610	Schnitzer Steel Industries, Inc.	407,934
13,797	Stericycle, Inc. * †	807,538
12,188	Tennant Co. †	825,128
15,224	Tenneco, Inc.	835,341
16,493	Tetra Tech, Inc.	807,332
15,393	US Ecology, Inc.	820,447
29,534	Waste Connections, Inc.	2,118,769
25,299	Waste Management, Inc.	2,128,152
		19,055,489
Total Common Stocks (Cost: $19,471,613)		21,216,773
MONEY MARKET FUND: 0.3% (Cost: $52,946)
52,946	Dreyfus Government Cash Management Fund – Institutional Shares	52,946
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $19,524,559)		21,269,719
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.0%
Repurchase Agreements: 8.0%
$1,000,000	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $1,000,201; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $1,020,000 including accrued interest)	$1,000,000
704,843	Repurchase agreement dated 3/29/18 with HSBC Securities USA, Inc., 1.79%, due 4/2/18, proceeds $704,983; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 4/1/22 to 3/1/48, valued at $719,851 including accrued interest)	704,843
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,704,843)		1,704,843
Total Investments: 108.3% (Cost: $21,229,402)		22,974,562
Liabilities in excess of other assets: (8.3)%		(1,757,273)
NET ASSETS: 100.0%		$21,217,289

Definitions:
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,680,079.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.9%	$835,341
Consumer Staples	3.9	818,255
Energy	1.9	403,801
Health Care	14.0	2,983,824
Industrials	74.2	15,767,618
Materials	1.9	407,934
Money Market Fund	0.2	52,946
	100.0%	$21,269,719

See Notes to Financial Statements

9

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$21,216,773	$—	$—	$21,216,773
Money Market Fund	52,946	—	—	52,946
Repurchase Agreements	—	1,704,843	—	1,704,843
Total	$21,269,719	$1,704,843	$—	$22,974,562

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Financial Statements

10

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 97.3%
Australia: 12.5%
170,561	Aristocrat Leisure Ltd. #	$3,180,319
97,286	Crown Ltd. #	954,208
185,971	Star Entertainment Group Ltd. #	760,302
506,146	TABCORP Holdings Ltd. #	1,714,159
		6,608,988
Cambodia: 1.0%
522,000	Nagacorp Ltd. #	543,372
Canada: 1.3%
25,891	Stars Group, Inc. (USD) *	713,297
China / Hong Kong: 26.6%
510,240	Galaxy Entertainment Group Ltd. #	4,683,244
22,620,000	Landing International Development Ltd. * #	635,520
74,013	Melco Crown Entertainment Ltd. (ADR)	2,144,897
194,000	Melco International Development Ltd. #	569,340
256,900	MGM China Holdings Ltd. † #	668,155
644,000	Sands China Ltd. #	3,499,644
663,000	SJM Holdings Ltd. #	580,839
366,800	Wynn Macau Ltd. #	1,344,382
		14,126,021
Greece: 1.4%
65,620	OPAP SA #	751,729
Ireland: 3.6%
18,534	Paddy Power Betfair Plc	1,902,163
Japan: 3.4%
17,500	Heiwa Corp. #	345,228
14,879	Sankyo Co. Ltd. #	520,773
56,400	Sega Sammy Holdings, Inc. #	914,284
		1,780,285
Malaysia: 2.1%
886,098	Genting Malaysia Bhd #	1,113,626
Malta: 1.2%
45,218	Kindred Group Plc (LDR) #	618,520
New Zealand: 0.7%
136,644	Sky City Entertainment Group Ltd. #	385,658
Singapore: 2.7%
1,738,100	Genting Singapore Plc #	1,441,457
South Africa: 0.7%
183,225	Tsogo Sun Holdings Ltd. #	359,713
South Korea: 2.0%
30,215	Kangwon Land, Inc. #	774,589
15,636	Paradise Co. Ltd. #	301,975
		1,076,564
Sweden: 0.9%
31,504	Betsson AB #	237,890
50,713	NetEnt AB #	255,236
		493,126
United Kingdom: 5.7%
111,850	GVC Holdings Plc † #	1,445,064
59,433	Playtech Ltd. #	611,173
206,701	William Hill Plc #	958,249
		3,014,486
Number
of Shares		Value

United States: 31.5%
17,962	Boyd Gaming Corp.	$572,269
186,986	Caesars Entertainment Corp. *	2,103,592
2,530	Churchill Downs, Inc.	617,446
15,889	Eldorado Resorts, Inc. * †	524,337
30,455	International Game Technology Plc	814,062
59,180	Las Vegas Sands Corp.	4,255,042
108,496	MGM Resorts International	3,799,530
15,199	Penn National Gaming, Inc. *	399,126
10,496	Scientific Games Corp. * †	436,634
17,646	Wynn Resorts Ltd.	3,217,925
		16,739,963
Total Common Stocks (Cost: $50,518,588)		51,668,968
REAL ESTATE INVESTMENT TRUSTS: 2.8% (Cost: $1,586,127)
United States: 2.8%
43,206	Gaming and Leisure Properties, Inc.	1,446,105
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $52,104,715)		53,115,073

Principal
Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.2%
Repurchase Agreements: 4.2%
$239,962	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.80%, due 4/2/18, proceeds $240,010; (collateralized by various U.S. government and agency obligations, 0.00% to 4.75%, due 4/12/18 to 9/9/49, valued at $244,761 including accrued interest)	239,962
1,000,000	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $1,000,201; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $1,000,202; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $2,239,962)		2,239,962
Total Investments: 104.3% (Cost: $54,344,677)		55,355,035
Liabilities in excess of other assets: (4.3)%		(2,264,512)
NET ASSETS: 100.0%		$53,090,523

See Notes to Financial Statements

11

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
LDR	Local Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,144,566.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,168,648 which represents 56.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	95.6%	$50,778,212
Information Technology	1.7	890,756
Real Estate	2.7	1,446,105
	100.0%	$53,115,073

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$—	$6,608,988	$—	$6,608,988
Cambodia	—	543,372	—	543,372
Canada	713,297	—	—	713,297
China / Hong Kong	2,144,897	11,981,124	—	14,126,021
Greece	—	751,729	—	751,729
Ireland	1,902,163	—	—	1,902,163
Japan	—	1,780,285	—	1,780,285
Malaysia	—	1,113,626	—	1,113,626
Malta	—	618,520	—	618,520
New Zealand	—	385,658	—	385,658
Singapore	—	1,441,457	—	1,441,457
South Africa	—	359,713	—	359,713
South Korea	—	1,076,564	—	1,076,564
Sweden	—	493,126	—	493,126
United Kingdom	—	3,014,486	—	3,014,486
United States	16,739,963	—	—	16,739,963
Real Estate Investment Trusts*	1,446,105	—	—	1,446,105
Repurchase Agreements	—	2,239,962	—	2,239,962
Total	$22,946,425	$32,408,610	$—	$55,355,035

* See Schedule of Investments for geographic sector breakouts.

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $4,313,953. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements

See Notes to Financial Statements

12

VANECK VECTORS GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.1%
Belgium: 4.6%
2,057	UCB SA #	$167,437
China / Hong Kong: 13.1%
66,000	CSPC Pharmaceutical Group Ltd. #	177,901
1,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	4,963
5,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	30,975
9,700	Shanghai Pharmaceuticals Holding Co. Ltd. #	26,110
89,000	Sino Biopharmaceutical Ltd. #	176,875
12,800	Sinopharm Group Co. Ltd.	64,095
		480,919
Finland: 0.9%
1,102	Orion OYJ #	33,719
Germany: 1.8%
659	Stada Arzneimittel AG	67,788
Hungary: 1.1%
1,971	Richter Gedeon Nyrt #	41,191
India: 16.0%
6,197	Aurobindo Pharma Ltd. #	53,392
6,346	Biocon Ltd. #	58,160
10,829	Cadila Healthcare Ltd. #	63,239
8,516	Cipla Ltd. #	71,390
1,754	Dr Reddy’s Laboratories Ltd. (ADR)	57,338
4,782	Lupin Ltd. #	54,228
25,378	Sun Pharmaceuticals Industries Ltd. #	193,978
1,790	Torrent Pharmaceuticals Ltd. #	34,489
		586,214
Indonesia: 1.5%
495,800	Kalbe Farma Tbk PT #	54,188
Ireland: 7.8%
1,652	Alkermes Plc (USD) *	95,750
572	ICON Plc (USD) *	67,576
1,490	Perrigo Co. Plc (USD)	124,177
		287,503
Israel: 6.2%
424	Taro Pharmaceutical Industries Ltd. (USD) *	41,866
10,756	Teva Pharmaceutical Industries Ltd. (ADR)	183,820
		225,686
Japan: 8.4%
1,000	Hisamitsu Pharmaceutical Co., Inc. #	77,343
6,100	Kyowa Hakko Kirin Co. Ltd. #	132,546
1,000	Taisho Pharmaceutical Holdings Co. Ltd. #	98,918
		308,807
Jordan: 1.2%
2,546	Hikma Pharmaceuticals Plc (GBP) † #	43,293
South Africa: 2.9%
4,828	Aspen Pharmacare Holdings Ltd. #	105,845
Number
of Shares		Value

South Korea: 9.6%
981	Celltrion, Inc. * #	$293,463
672	Hanmi Science Co. Ltd. #	60,067
		353,530
Switzerland: 5.1%
788	Lonza Group AG #	185,531
United States: 19.9%
1,170	Albemarle Corp. †	108,506
502	Charles River Laboratories International, Inc. *	53,584
2,203	IQVIA Holdings, Inc. *	216,136
913	Mallinckrodt Plc * †	13,220
5,445	Mylan NV *	224,171
5,918	Opko Health, Inc. * †	18,760
675	PRA Health Sciences, Inc. *	55,998
1,104	Syneos Health, Inc. *	39,192
		729,567
Total Common Stocks (Cost: $3,518,125)		3,671,218
MONEY MARKET FUND: 1.2% (Cost: $44,394)
44,394	Dreyfus Government Cash Management Fund – Institutional Shares	44,394
Total Investments Before Collateral for Securities Loaned: 101.3% (Cost: $3,562,519)		3,715,612

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.7% (Cost: $170,345)
Repurchase Agreement: 4.7%
$170,345	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.80%, due 4/2/18, proceeds $170,379; (collateralized by various U.S. government and agency obligations, 0.00% to 4.75%, due 4/12/18 to 9/9/49, valued at $173,752 including accrued interest)	170,345
Total Investments: 106.0% (Cost: $3,732,864)		3,885,957
Liabilities in excess of other assets: (6.0)%		(218,669)
NET ASSETS: 100.0%		$3,667,288

See Notes to Financial Statements

13

VANECK VECTORS GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $170,906.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,239,241 which represents 61.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	12.6%	$466,133
Health Care Distributors	2.4	90,205
Life Sciences Tools & Services	16.6	618,017
Pharmaceuticals	64.3	2,388,357
Specialty Chemicals	2.9	108,506
Money Market Fund	1.2	44,394
	100.0%	$3,715,612

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Belgium	$—	$167,437	$—	$167,437
China / Hong Kong	64,095	416,824	—	480,919
Finland	—	33,719	—	33,719
Germany	67,788	—	—	67,788
Hungary	—	41,191	—	41,191
India	57,338	528,876	—	586,214
Indonesia	—	54,188	—	54,188
Ireland	287,503	—	—	287,503
Israel	225,686	—	—	225,686
Japan	—	308,807	—	308,807
Jordan	—	43,293	—	43,293
South Africa	—	105,845	—	105,845
South Korea	—	353,530	—	353,530
Switzerland	—	185,531	—	185,531
United States	729,567	—	—	729,567
Money Market Fund	44,394	—	—	44,394
Repurchase Agreement	—	170,345	—	170,345
Total	$1,476,371	$2,409,586	$—	$3,885,957

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $154,390, and transfers of securities from Level 2 to Level 1 were $53,386. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

14

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.6%
Denmark: 5.0%
247,277	Novo-Nordisk AS (ADR)	$12,178,392
France: 5.1%
313,775	Sanofi SA (ADR)	12,576,102
Ireland: 10.2%
343,897	Endo International Plc (USD) *	2,042,748
77,553	Jazz Pharmaceuticals Plc (USD) *	11,709,727
135,984	Perrigo Co. Plc (USD)	11,332,907
		25,085,382
Israel: 4.1%
590,857	Teva Pharmaceutical Industries Ltd. (ADR) †	10,097,746
Switzerland: 5.0%
152,995	Novartis AG (ADR)	12,369,646
United Kingdom: 12.6%
371,391	AstraZeneca Plc (ADR)	12,987,543
336,007	GlaxoSmithKline Plc (ADR) †	13,127,794
42,052	GW Pharmaceuticals Plc (ADR) *	4,737,999
		30,853,336
United States: 57.6%
109,132	AbbVie, Inc.	10,329,344
160,727	Akorn, Inc. *	3,007,202
117,862	AmerisourceBergen Corp.	10,160,883
189,405	Bristol-Myers Squibb Co.	11,979,866
208,394	Catalent, Inc. *	8,556,658
145,502	Eli Lilly & Co.	11,257,490
97,022	Johnson & Johnson	12,433,369
124,904	Mallinckrodt Plc * †	1,808,610
74,251	McKesson Corp.	10,459,738
229,844	Merck and Co., Inc.	12,519,603
265,183	Mylan NV *	10,917,584
123,638	Patterson Companies, Inc. †	2,748,473
348,445	Pfizer, Inc.	12,366,313
723,123	Valeant Pharmaceuticals International, Inc. * †	11,512,118
137,814	Zoetis, Inc.	11,508,847
		141,566,098
Total Common Stocks (Cost: $325,158,768)		244,726,702
MONEY MARKET FUND: 0.1% (Cost: $253,687)
253,687	Dreyfus Government Cash Management Fund – Institutional Shares	253,687
Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $325,412,455)		244,980,389
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 11.7%
Repurchase Agreements: 11.7%
$6,846,752	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $6,848,137; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $6,983,687 including accrued interest)	$6,846,752
1,440,198	Repurchase agreement dated 3/29/18 with Credit Agricole CIB, 1.75%, due 4/2/18, proceeds $1,440,478; (collateralized by various U.S. government and agency obligations, 1.50% to 1.63%, due 12/31/18 to 10/15/20, valued at $1,469,002 including accrued interest)	1,440,198
6,846,752	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $6,848,129; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $6,983,687 including accrued interest)	6,846,752
6,846,752	Repurchase agreement dated 3/29/18 with HSBC Securities USA, Inc., 1.78%, due 4/2/18, proceeds $6,848,106; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 5/15/18 to 1/15/37, valued at $7,008,651 including accrued interest)	6,846,752
6,846,752	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $6,848,137; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $6,983,687 including accrued interest)	6,846,752
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $28,827,206)		28,827,206
Total Investments: 111.4% (Cost: $354,239,661)		273,807,595
Liabilities in excess of other assets: (11.4)%		(27,921,736)
NET ASSETS: 100.0%		$245,885,859

See Notes to Financial Statements

15

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $28,238,597.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Health Care	24.9%	$61,099,672
Pharmaceuticals	75.0	183,627,030
Money Market Fund	0.1	253,687
	100.0%	$244,980,389

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$244,726,702	$—	$—	$244,726,702
Money Market Fund	253,687	—	—	253,687
Repurchase Agreements	—	28,827,206	—	28,827,206
Total	$244,980,389	$28,827,206	$—	$273,807,595

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Financial Statements

16

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
China / Hong Kong: 2.9%
47,792	JD.com, Inc. (ADR) *	$1,935,098
United States: 97.2%
8,967	Amazon.com, Inc. *	12,978,298
12,779	AmerisourceBergen Corp.	1,101,678
1,591	AutoZone, Inc. *	1,032,066
17,006	Best Buy Co., Inc.	1,190,250
18,308	Cardinal Health, Inc.	1,147,545
18,486	Costco Wholesale Corp.	3,483,317
46,174	CVS Caremark Corp.	2,872,484
16,057	Dollar General Corp.	1,502,132
17,411	Dollar Tree, Inc. *	1,652,304
42,617	Home Depot, Inc.	7,596,054
10,735	Kohl’s Corp.	703,250
66,403	Kroger Co.	1,589,688
13,729	L Brands, Inc.	524,585
40,223	Lowe’s Cos, Inc.	3,529,568
23,545	MACY’S, Inc.	700,228
14,562	McKesson Corp.	2,051,349
6,144	O’Reilly Automotive, Inc. *	1,519,903
28,062	Ross Stores, Inc.	2,188,275
36,335	Sysco Corp.	2,178,647
38,744	Target Corp.	2,689,996
25,588	The Gap, Inc.	798,346
37,725	TJX Cos., Inc.	3,076,851
44,852	Walgreens Boots Alliance, Inc.	2,936,460
71,162	Wal-Mart Stores, Inc.	6,331,283
		65,374,557
Total Common Stocks (Cost: $72,260,522)		67,309,655
Number of Shares		Value

MONEY MARKET FUND: 0.0%
(Cost: $7,123)
7,123	Dreyfus Government Cash Management Fund – Institutional Shares	$7,123
Total Investments: 100.1% (Cost: $72,267,645)		67,316,778
Liabilities in excess of other assets: (0.1)%		(72,295)
NET ASSETS: 100.0%		$67,244,483

Definitions:

ADR	American Depositary Receipt
Footnotes:
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	64.8%	$43,617,204
Consumer Staples	28.8	19,391,879
Health Care	6.4	4,300,572
Money Market Fund	0.0	7,123
	100.0%	$67,316,778

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$67,309,655	$—	$—	$67,309,655
Money Market Fund	7,123	—	—	7,123
Total	$67,316,778	$—	$—	$67,316,778

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Financial Statements

17

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Bermuda: 2.2%
1,110,912	Marvell Technology Group Ltd. (USD)	$23,329,152
Netherlands: 9.6%
274,091	ASML Holding NV (USD)	54,423,509
409,721	NXP Semiconductors NV (USD) *	47,937,357
		102,360,866
Taiwan: 7.8%
1,919,727	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	84,007,254
United States: 80.3%
2,529,691	Advanced Micro Devices, Inc. * †	25,423,395
546,899	Analog Devices, Inc.	49,838,906
949,700	Applied Materials, Inc.	52,812,817
227,502	Broadcom Ltd.	53,610,846
643,229	Cadence Design Systems, Inc. *	23,651,530
163,738	Cavium, Inc. *	12,997,522
1,665,398	Intel Corp.	86,733,928
387,959	KLA-Tencor Corp.	42,291,411
239,817	Lam Research Corp.	48,721,222
687,016	Maxim Integrated Products, Inc.	41,372,104
530,895	Microchip Technology, Inc. †	48,502,567
1,045,671	Micron Technology, Inc. *	54,521,286
267,700	Microsemi Corp. *	17,325,544
234,138	NVIDIA Corp.	54,224,019
966,701	ON Semiconductor Corp. *	23,645,506
212,122	Qorvo, Inc. * †	14,943,995
899,908	Qualcomm, Inc.	49,863,902
433,737	Skyworks Solutions, Inc.	43,486,472
529,237	Teradyne, Inc.	24,191,423
519,401	Texas Instruments, Inc.	53,960,570
537,532	Xilinx, Inc.	38,831,312
		860,950,277
Total Common Stocks (Cost: $1,160,384,582)		1,070,647,549
MONEY MARKET FUND: 0.1% (Cost: $1,253,516)
1,253,516	Dreyfus Government Cash Management Fund – Institutional Shares	1,253,516
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,161,638,098)		1,071,901,065
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.7%
Repurchase Agreements: 2.7%
$6,909,356	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $6,910,753; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $7,047,543 including accrued interest)	$6,909,356
1,452,971	Repurchase agreement dated 3/29/18 with Credit Agricole CIB, 1.75%, due 4/2/18, proceeds $1,453,254; (collateralized by various U.S. government and agency obligations, 1.50% to 1.63%, due 12/31/18 to 10/15/20, valued at $1,482,031 including accrued interest)	1,452,971
6,909,356	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $6,910,746; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $7,047,543 including accrued interest)	6,909,356
6,909,356	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.81%, due 4/2/18, proceeds $6,910,746; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 12/1/26 to 4/1/48, valued at $7,047,543 including accrued interest)	6,909,356
6,909,356	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $6,910,753; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $7,047,543 including accrued interest)	6,909,356
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $29,090,395)		29,090,395
Total Investments: 102.7% (Cost: $1,190,728,493)		1,100,991,460
Liabilities in excess of other assets: (2.7)%		(29,287,783)
NET ASSETS: 100.0%		$1,071,703,677

See Notes to Financial Statements

18

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $28,540,980.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	16.1%	$172,393,339
Semiconductor Equipment	20.8	222,440,382
Semiconductors	63.0	675,813,828
Money Market Fund	0.1	1,253,516
	100.0%	$1,071,901,065

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,070,647,549	$—	$—	$1,070,647,549
Money Market Fund	1,253,516	—	—	1,253,516
Repurchase Agreements	—	29,090,395	—	29,090,395
Total	$1,071,901,065	$29,090,395	$—	$1,100,991,460

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Financial Statements

19

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2018 (unaudited)

	Biotech ETF	Environmental Services ETF	Gaming ETF	Generic Drugs ETF
Assets:
Investments, at value
Unaffiliated issuers (1) (2)	$439,153,495	$21,269,719	$53,115,073	$3,715,612
Short-term investments held as collateral for securities loaned (3)	1,542,625	1,704,843	2,239,962	170,345
Cash	—	—	—	—
Cash denominated in foreign currency, at value (4)	—	—	—	2,458
Receivables:
Investment securities sold	—	790,975	812,481	1,381
Shares sold	—	—	—	—
Due from Adviser	—	—	—	5,667
Dividends	180,021	24,454	205,382	3,106
Prepaid expenses	8,510	178	259	36
Total assets	440,884,651	23,790,169	56,373,157	3,898,605

Liabilities:
Payables:
Investment securities purchased	—	807,462	812,843	1,376
Collateral for securities loaned	1,542,625	1,704,843	2,239,962	170,345
Line of credit	455,842	—	146,004	—
Shares redeemed	—	—	—	—
Due to Adviser	123,833	2,855	20,326	—
Due to custodian	—	—	2,868	—
Deferred Trustee fees	37,605	2,503	6,381	14
Accrued expenses	73,218	55,217	54,250	59,582
Total liabilities	2,233,123	2,572,880	3,282,634	231,317
NET ASSETS	$438,651,528	$21,217,289	$53,090,523	$3,667,288
Shares outstanding	3,646,503	250,000	1,150,000	150,000
Net asset value, redemption and offering price per share	$120.29	$84.87	$46.17	$24.45

Net assets consist of:
Aggregate paid in capital	$507,455,197	$26,135,441	$57,948,668	$3,727,174
Net unrealized appreciation (depreciation)	(70,327,589)	1,745,160	1,011,830	153,287
Undistributed (accumulated) net investment income (loss)	557,375	36,954	345,277	(36,778)
Accumulated net realized gain (loss)	966,545	(6,700,266)	(6,215,252)	(176,395)
	$438,651,528	$21,217,289	$53,090,523	$3,667,288
(1) Value of securities on loan	$1,465,812	$1,680,079	$2,144,566	$170,906
(2) Cost of investments	$509,481,084	$19,524,559	$52,104,715	$3,562,519
(3) Cost of short-term investments held as collateral for securities loaned	$1,542,625	$1,704,843	$2,239,962	$170,345
(4) Cost of cash denominated in foreign currency	$—	$—	$—	$2,413

See Notes to Financial Statements

20

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2018 (unaudited)

	Pharmaceutical ETF	Retail ETF	Semiconductor ETF
Assets:
Investments, at value
Unaffiliated issuers (1) (2)	$244,980,389	$67,316,778	$1,071,901,065
Short-term investments held as collateral for securities loaned (3)	28,827,206	—	29,090,395
Cash	73,719	—	132,728
Receivables:
Shares sold	—	—	3,445
Dividends	952,272	68,702	83,550
Prepaid expenses	5,281	753	8,110
Total assets	274,838,867	67,386,233	1,101,219,293

Liabilities:
Payables:
Collateral for securities loaned	28,827,206	—	29,090,395
Line of credit	—	72,801	—
Shares redeemed	244	—	—
Due to Adviser	60,527	11,095	369,674
Deferred Trustee fees	22,667	5,143	26,928
Accrued expenses	42,364	52,711	28,619
Total liabilities	28,953,008	141,750	29,515,616
NET ASSETS	$245,885,859	$67,244,483	$1,071,703,677
Shares outstanding	4,338,138	721,531	10,270,937
Net asset value, redemption and offering price per share	$56.68	$93.20	$104.34

Net assets consist of:
Aggregate paid in capital	$316,966,079	$69,947,091	$960,976,912
Net unrealized depreciation	(80,432,066)	(4,950,867)	(89,737,033)
Undistributed net investment income	1,681,200	196,912	903,403
Accumulated net realized gain	7,670,646	2,051,347	199,560,395
	$245,885,859	$67,244,483	$1,071,703,677
(1) Value of securities on loan	$28,238,597	$—	$28,540,980
(2) Cost of investments	$325,412,455	$72,267,645	$1,161,638,098
(3) Cost of short-term investments held as collateral for securities loaned	$28,827,206	$—	$29,090,395
(4) Cost of cash denominated in foreign currency	$—	$—	$—

See Notes to Financial Statements

21

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2018 (unaudited)

	Biotech ETF	Environmental Services ETF	Gaming ETF	Generic Drugs ETF
Income:
Dividends	$2,390,386	$119,874	$595,187	$7,921
Securities lending income	19,242	1,756	3,441	681
Foreign taxes withheld	(39,167)	(1,136)	(16,786)	(814)
Total income	2,370,461	120,494	581,842	7,788

Expenses:
Management fees	1,063,068	45,456	107,812	9,053
Professional fees	43,337	30,709	30,689	30,428
Insurance	3,345	100	186	18
Trustees’ fees and expenses	7,234	180	372	7
Reports to shareholders	25,027	6,239	7,658	6,603
Indicative optimized portfolio value fee	2,519	—	3,388	2,528
Custodian fees	9,423	1,266	6,439	7,436
Registration fees	2,922	2,967	3,202	2,178
Transfer agent fees	1,212	1,212	1,211	1,212
Fund accounting fees	20,432	529	1,911	1,135
Interest	3,847	672	1,269	70
Other	9,822	2,742	3,343	3,129
Total expenses	1,192,188	92,072	167,480	63,797
Waiver of management fees	(125,271)	(41,398)	(26,055)	(9,053)
Expenses assumed by the Adviser	—	—	—	(44,715)
Net expenses	1,066,917	50,674	141,425	10,029
Net investment income (loss)	1,303,544	69,820	440,417	(2,241)

Net realized gain (loss) on:
Investments	(779,558)	92,746	(511,867)	53,543
In-kind redemptions	14,205,610	—	1,013,278	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(2,682)	(383)
Net realized gain	13,426,052	92,746	498,729	53,160

Net change in unrealized appreciation (depreciation) on:
Investments	(74,582,338)	(283,680)	1,989,230	310,438
Foreign currency transactions and foreign denominated assets and liabilities	—	—	1,396	122
Net change in unrealized appreciation (depreciation)	(74,582,338)	(283,680)	1,990,626	310,560
Net Increase (Decrease) in Net Assets Resulting from Operations	$(59,852,742)	$(121,114)	$2,929,772	$361,479

See Notes to Financial Statements

22

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2018 (unaudited)

	Pharmaceutical ETF	Retail ETF	Semiconductor ETF
Income:
Dividends	$3,007,526	$486,490	$5,941,137
Securities lending income	18,592	646	57,229
Foreign taxes withheld	(105,770)	—	—
Total income	2,920,348	487,136	5,998,366

Expenses:
Management fees	474,839	110,625	2,070,564
Professional fees	35,981	34,996	44,674
Insurance	1,374	269	2,464
Trustees’ fees and expenses	3,033	528	5,561
Reports to shareholders	13,443	13,781	17,512
Indicative optimized portfolio value fee	2,531	2,519	2,531
Custodian fees	4,546	3,094	11,983
Registration fees	3,044	2,543	2,552
Transfer agent fees	1,211	1,186	1,211
Fund accounting fees	8,707	1,834	23,462
Interest	6,860	513	25,658
Other	3,259	2,618	8,219
Total expenses	558,828	174,506	2,216,391
Waiver of management fees	(77,130)	(63,367)	(120,170)
Net expenses	481,698	111,139	2,096,221
Net investment income (loss)	2,438,650	375,997	3,902,145

Net realized gain (loss) on:
Investments	491,573	(496,834)	(287,984)
In-kind redemptions	19,260,534	5,336,571	201,922,502
Net realized gain	19,752,107	4,839,737	201,634,518

Net change in unrealized appreciation (depreciation) on:
Investments	(20,076,520)	3,136,221	(85,649,002)
Net change in unrealized appreciation (depreciation)	(20,076,520)	3,136,221	(85,649,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,114,237	$8,351,955	$119,887,661

See Notes to Financial Statements

23

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Environmental Services ETF
	For the Period	For the Year	For the Period	For the Year
	Ended	Ended	Ended	Ended
	March 31,	September 30,	March 31,	September 30,
	2018	2017	2018	2017
	(unaudited)		(unaudited)

Operations:
Net investment income	$1,303,544	$3,140,614	$69,820	$159,868
Net realized gain	13,426,052	14,003,280	92,746	3,729,077
Net change in unrealized appreciation (depreciation)	(74,582,338)	84,996,662	(283,680)	178,828
Net increase (decrease) in net assets resulting from operations	(59,852,742)	102,140,556	(121,114)	4,067,773

Dividends to shareholders:
Dividends from net investment income	(3,276,012)	(1,715,606)	(155,000)	(132,750)

Share transactions:**
Proceeds from sale of shares	32,367,461	188,497,661	4,289,191	12,005,278
Cost of shares redeemed	(247,917,612)	(170,506,515)	—	(16,156,568)
Increase (Decrease) in net assets resulting from share transactions	(215,550,151)	17,991,146	4,289,191	(4,151,290)
Total increase (decrease) in net assets	(278,678,905)	118,416,096	4,013,077	(216,267)
Net Assets, beginning of period	717,330,433	598,914,337	17,204,212	17,420,479
Net Assets, end of period†	$438,651,528	$717,330,433	$21,217,289	$17,204,212
† Including undistributed net investment income	$557,375	$2,529,843	$36,954	$122,134

** Shares of Common Stock Issued (no par value)
Shares sold	250,000	1,600,000	50,000	150,000
Shares redeemed	(1,950,000)	(1,450,000)	—	(200,000)
Net increase (decrease)	(1,700,000)	150,000	50,000	(50,000)

See Notes to Financial Statements

24

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Gaming ETF		Generic Drugs ETF		Pharmaceutical ETF
	For the Period	For the Year	For the Period	For the Year	For the Period	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2018	2017	2018	2017	2018	2017
	(unaudited)		(unaudited)		(unaudited)

Operations:
Net investment income (loss)	$440,417	$678,799	$(2,241)	$16,273	$2,438,650	$6,048,603
Net realized gain	498,729	1,103,183	53,160	67,042	19,752,107	7,980,033
Net change in unrealized appreciation (depreciation)	1,990,626	2,501,573	310,560	(106,625)	(20,076,520)	1,765,322
Net increase (decrease) in net assets resulting from operations	2,929,772	4,283,555	361,479	(23,310)	2,114,237	15,793,958

Dividends to shareholders:
Dividends from net investment income	(700,050)	(586,300)	(55,050)	(19,400)	(1,824,549)	(5,854,105)

Share transactions:**
Proceeds from sale of shares	32,117,050	14,154,237	—	4,333,286	319,496,500	786,410,157
Cost of shares redeemed	(4,691,937)	(14,296,884)	—	(3,365,817)	(359,090,305)	(743,098,245)
Increase (Decrease) in net assets resulting from share transactions	27,425,113	(142,647)	—	967,469	(39,593,805)	43,311,912
Total increase (decrease) in net assets	29,654,835	3,554,608	306,429	924,759	(39,304,117)	53,251,765
Net Assets, beginning of period	23,435,688	19,881,080	3,360,859	2,436,100	285,189,976	231,938,211
Net Assets, end of period†	$53,090,523	$23,435,688	$3,667,288	$3,360,859	$245,885,859	$285,189,976
† Including undistributed (accumulated) net investment income (loss)	$345,277	$604,910	$(36,778)	$20,513	$1,681,200	$1,067,099

** Shares of Common Stock Issued (no par value)
Shares sold	700,000	350,000	—	200,000	5,450,000	14,500,000
Shares redeemed	(100,000)	(350,000)	—	(150,000)	(6,050,000)	(13,600,000)
Net increase (decrease)	600,000	—	—	50,000	(600,000)	900,000

See Notes to Financial Statements

25

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Retail ETF		Semiconductor ETF
	For the Period	For the Year	For the Period	For the Year
	Ended	Ended	Ended	Ended
	March 31,	September 30,	March 31,	September 30,
	2018	2017	2018	2017
	(unaudited)		(unaudited)

Operations:
Net investment income	$375,997	$1,177,871	$3,902,145	$9,564,945
Net realized gain	4,839,737	182,469	201,634,518	221,347,767
Net change in unrealized appreciation (depreciation)	3,136,221	2,134,169	(85,649,002)	(6,994,961)
Net increase in net assets resulting from operations	8,351,955	3,494,509	119,887,661	223,917,751

Dividends to shareholders:
Dividends from net investment income	(1,030,346)	(1,772,514)	(10,499,228)	(4,764,060)

Share transactions:**
Proceeds from sale of shares	46,104,387	32,054,970	7,660,077,499	10,938,048,365
Cost of shares redeemed	(44,927,797)	(93,737,069)	(7,497,814,912)	(10,934,279,639)
Increase (Decrease) in net assets resulting from share transactions	1,176,590	(61,682,099)	162,262,587	3,768,726
Total increase (decrease) in net assets	8,498,199	(59,960,104)	271,651,020	222,922,417
Net Assets, beginning of period	58,746,284	118,706,388	800,052,657	577,130,240
Net Assets, end of period†	$67,244,483	$58,746,284	$1,071,703,677	$800,052,657
† Including undistributed net investment income	$196,912	$851,261	$903,403	$7,500,486

** Shares of Common Stock Issued (no par value)
Shares sold	500,000	400,000	74,750,000	137,800,000
Shares redeemed	(500,000)	(1,200,000)	(73,050,000)	(137,550,000)
Net increase (decrease)	—	(800,000)	1,700,000	250,000

See Notes to Financial Statements

26

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Biotech ETF
	For the
	Six Months
	Ended
	March 31,		For the Year Ended September 30,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$134.17		$115.25	$114.45	$105.84	$82.74	$54.07
Income from investment operations:
Net investment income (loss)	0.27	(a)	0.58 (a)	0.33	0.24	(0.03)	0.01
Net realized and unrealized gain (loss) on investments		(13.47)	18.67	0.81	8.37	23.13	28.85
Total from investment operations		(13.20)	19.25	1.14	8.61	23.10	28.86
Less:
Dividends from net investment income		(0.68)	(0.33)	(0.34)	—	— (f)	(0.02)
Distributions from net realized capital gains	—		—	—	—	—	(0.17)
Total dividends and distributions		(0.68)	(0.33)	(0.34)	—	—	(0.19)
Net asset value, end of period	$120.29		$134.17	$115.25	$114.45	$105.84	$82.74
Total return (b)	(9.86	)%(c)	16.77%	0.97%	8.13%	27.92%	53.55%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$438,652		$717,330	$598,914	$651,978	$539,423	$434,089
Ratio of gross expenses to average net assets	0.39	%(d)	0.39%	0.40%	0.40%	0.41%	0.41%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	0.43	%(d)	0.48%	0.29%	0.18%	(0.03)%	0.01%
Portfolio turnover rate (e)	14	%(c)	27%	41%	12%	11%	0%

	Environmental Services ETF
	For the
	Six Months
	Ended
	March 31,		For the Year Ended September 30,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$86.02		$69.68	$58.37	$64.57	$62.43	$49.65
Income from investment operations:
Net investment income	0.33	(a)	0.66 (a)	0.63	0.73	1.00	0.91
Net realized and unrealized gain (loss) on investments		(0.70)	16.21	11.36	(5.88)	1.89	12.66
Total from investment operations		(0.37)	16.87	11.99	(5.15)	2.89	13.57
Less:
Dividends from net investment income		(0.78)	(0.53)	(0.68)	(1.05)	(0.75)	(0.79)
Net asset value, end of period	$84.87		$86.02	$69.68	$58.37	$64.57	$62.43
Total return (b)	(0.45	)%(c)	24.31%	20.75%	(8.18)%	4.62%	27.67%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$21,217		$17,204	$17,420	$14,593	$16,142	$18,729
Ratio of gross expenses to average net assets	1.01	%(d)	0.95%	0.93%	1.15%	0.92%	1.01%
Ratio of net expenses to average net assets	0.56	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net expenses to average net assets excluding interest expense	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.77	%(d)	0.86%	1.00%	1.15%	1.32%	1.60%
Portfolio turnover rate (e)	12	%(c)	20%	40%	19%	13%	5%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Amount represents less than $0.005 per share

See Notes to Financial Statements

27

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gaming ETF
	For the
	Six Months
	Ended
	March 31,		For the Year Ended September 30,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$42.61		$36.15	$29.82	$43.38	$47.49	$34.22
Income from investment operations:
Net investment income	0.47	(a)	1.13 (a)	0.94 (a)	1.12 (a)	1.76	1.10
Net realized and unrealized gain (loss) on investments	4.17		6.40	6.69	(12.80)	(5.35)	13.55
Total from investment operations	4.64		7.53	7.63	(11.68)	(3.59)	14.65
Less:
Dividends from net investment income		(1.08)	(1.07)	(1.30)	(1.88)	(0.52)	(1.38)
Net asset value, end of period	$46.17		$42.61	$36.15	$29.82	$43.38	$47.49
Total return (b)	10.89	%(c)	21.58%	26.23%	(27.91)%	(7.76)%	44.14%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$53,091		$23,436	$19,881	$23,859	$43,384	$56,982
Ratio of gross expenses to average net assets	0.77	%(d)	0.94%	0.93%	1.00%	0.73%	0.83%
Ratio of net expenses to average net assets	0.65	%(d)	0.65%	0.67%	0.66%	0.65%	0.65%
Ratio of net expenses to average net assets excluding interest expense	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.03	%(d)	2.97%	2.88%	2.92%	2.73%	2.73%
Portfolio turnover rate (e)	16	%(c)	22%	29%	27%	35%	16%

	Generic Drugs ETF
				For the Period
	For the Six			January 12,
	Months		For the Year	2016 (f)
	Ended		Ended	through
	March 31,		September 30,	September 30,
	2018		2017	2016
	(unaudited)
Net asset value, beginning of period	$22.41		$24.36	$25.21
Income from investment operations:
Net investment income (loss)	(0.01	)(a)	0.09 (a)	0.07
Net realized and unrealized gain (loss) on investments	2.42		(1.94)	(0.92)
Total from investment operations	2.41		(1.85)	(0.85)
Less:
Dividends from net investment income	(0.37)		(0.10)	—
Net asset value, end of period	$24.45		$22.41	$24.36
Total return (b)	10.78	%(c)	(7.58)%	(3.37	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$3,667		$3,361	$2,436
Ratio of gross expenses to average net assets	3.52	%(d)	2.94%	5.70	%(d)
Ratio of net expenses to average net assets	0.55	%(d)	0.57%	0.55	%(d)
Ratio of net expenses to average net assets excluding interest expense	0.55	%(d)	0.55%	0.55	%(d)
Ratio of net investment income (loss) to average net assets	(0.12	)%(d)	0.40%	0.39	%(d)
Portfolio turnover rate (e)	3	%(c)	61%	47	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations

See Notes to Financial Statements

28

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pharmaceutical ETF
	For the
	Six Months
	Ended
	March 31,		For the Year Ended September 30,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$57.75		$57.44	$63.01	$63.54	$47.89	$41.03
Income from investment operations:
Net investment income	0.53	(a)	1.18 (a)	1.24 (a)	1.31	1.02	1.08
Net realized and unrealized gain (loss) on investments		(1.23)	0.26	(5.41)	(0.62)	15.66	7.78
Total from investment operations		(0.70)	1.44	(4.17)	0.69	16.68	8.86
Less:
Dividends from net investment income		(0.37)	(1.13)	(1.40)	(1.22)	(1.03)	(2.00)
Net asset value, end of period	$56.68		$57.75	$57.44	$63.01	$63.54	$47.89
Total return (b)	(1.24	)%(c)	2.59%	(6.72)%	0.96%	35.19%	22.44%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$245,886		$285,190	$231,938	$314,297	$405,888	$241,267
Ratio of gross expenses to average net assets	0.41	%(d)	0.40%	0.41%	0.41%	0.42%	0.43%
Ratio of net expenses to average net assets	0.36	%(d)	0.35%	0.35%	0.36%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.80	%(d)	2.14%	2.04%	1.78%	1.85%	2.30%
Portfolio turnover rate (e)	9	%(c)	40%	25%	12%	14%	3%
	Retail ETF
	For the
	Six Months
	Ended
	March 31,		For the Year Ended September 30,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$81.42		$78.02	$73.57	$62.27	$55.34	$44.88
Income from investment operations:
Net investment income	0.54	(a)	1.15 (a)	0.93 (a)	1.12 (a)	0.60	0.27
Net realized and unrealized gain on investments	12.67		3.64	5.27	10.47	6.94	11.04
Total from investment operations	13.21		4.79	6.20	11.59	7.54	11.31
Less:
Dividends from net investment income		(1.43)	(1.39)	(1.75)	(0.29)	(0.61)	(0.85)
Net asset value, end of period	$93.20		$81.42	$78.02	$73.57	$62.27	$55.34
Total return (b)	16.26	%(c)	6.25%	8.42%	18.63%	13.65%	25.69%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$67,244		$58,746	$118,706	$203,909	$66,724	$42,696
Ratio of gross expenses to average net assets	0.55	%(d)	0.50%	0.43%	0.42%	0.63%	0.69%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.19	%(d)	1.46%	1.22%	1.49%	1.23%	1.84%
Portfolio turnover rate (e)	14	%(c)	17%	9%	5%	3%	3%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

29

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Semiconductor ETF
	For the
	Six Months
	Ended
	March 31,		For the Year Ended September 30,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$93.34		$69.36	$49.97	$51.10	$39.88	$31.66
Income from investment operations:
Net investment income	0.34	(a)	1.10 (a)	0.82 (a)	1.08 (a)	0.62	0.72
Net realized and unrealized gain (loss) on investments	12.06		23.46	19.67	(1.58)	11.26	8.20
Payment from Adviser	—		—	0.04 (f)	—	—	—
Total from investment operations	12.40		24.56	20.53	(0.50)	11.88	8.92
Less:
Dividends from net investment income		(1.40)	(0.58)	(1.14)	(0.63)	(0.66)	(0.70)
Net asset value, end of period	$104.34		$93.34	$69.36	$49.97	$51.10	$39.88
Total return (b)	13.36	%(c)	35.63%	41.73%	(1.09)%	30.13%	28.70%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,071,704		$800,053	$577,130	$190,923	$414,959	$262,017
Ratio of gross expenses to average net assets	0.37	%(d)	0.38%	0.41%	0.41%	0.41%	0.43%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.36%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	0.66	%(d)	1.38%	1.45%	2.01%	1.68%	1.81%
Portfolio turnover rate (e)	7	%(c)	22%	53%	18%	9%	4%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	0.06% of total return, representing $0.04 per share, consisted of a payment by the Adviser (See Note 3).

See Notes to Financial Statements

30

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of March 31, 2018, offers fifty-six investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Biotech ETF, Environmental Services ETF, Gaming ETF, Generic Drugs ETF, Pharmaceutical ETF, Retail ETF and Semiconductor ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index published by Indxx LLC, ICE Data Indices, LLC or MV Index Solutions GmbH (“MVIS”), a wholly owned subsidiary of Van Eck Associates Corporation (the “Adviser”).

The Funds’ respective indices are presented below:

Fund	Index
Biotech ETF	MVIS® US Listed Biotech 25 Index*
Environmental Services ETF	NYSE Arca Environmental Services Index
Gaming ETF	MVIS® Global Gaming Index*
Generic Drugs ETF	Indxx Global Generics & New Pharma Index
Pharmaceutical ETF	MVIS® US Listed Pharmaceutical 25 Index*
Retail ETF	MVIS® US Listed Retail 25 Index*
Semiconductor ETF	MVIS® US Listed Semiconductor 25 Index*

*	Published by MV Index Solutions GmbH

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and
31

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments where transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income on Pharmaceutical ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.
32

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of March 31, 2018 are reflected in the Schedules of Investments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at March 31, 2018 is presented in the Schedules of Investments. Refer to related disclosures in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2019, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below. Refer to the Statements of Operations for the amounts waived/assumed by the Adviser for the period ended March 31, 2018.

The current expense limitations and management fee rates are as follows:

Fund	Expense Limitations	Management Fee Rates
Biotech ETF	0.35%	0.35%
Environmental Services ETF	0.55	0.50
Gaming ETF	0.65	0.50
Generic Drugs ETF	0.55	0.50
Pharmaceutical ETF	0.35	0.35
Retail ETF	0.35	0.35
Semiconductor ETF	0.35	0.35

During the year ended September 30, 2016, the Adviser voluntarily reimbursed the Semiconductor ETF $340,000 for transactional losses. The per share and total return impact to the Fund is reflected in the Financial Highlights.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

33

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 4—Investments—For the period ended March 31, 2018, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Biotech ETF	$84,113,285	$85,729,913
Environmental Services ETF	2,210,087	2,304,141
Gaming ETF	8,584,537	7,022,826
Generic Drugs ETF	121,705	166,994
Pharmaceutical ETF	23,128,123	23,179,553
Retail ETF	9,065,529	9,538,423
Semiconductor ETF	73,211,942	88,145,753

Note 5—Income Taxes—As of March 31, 2018, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$ 512,008,932	$21,014,142	$(92,326,954)	$(71,312,812)
Environmental Services ETF	21,236,080	2,383,933	(645,451)	1,738,482
Gaming ETF	54,907,405	3,931,558	(3,483,928)	447,630
Generic Drugs ETF	3,761,677	756,826	(632,546)	124,280
Pharmaceutical ETF	354,242,100	1,465,825	(81,900,330)	(80,434,505)
Retail ETF	72,302,254	3,258,660	(8,244,136)	(4,985,476)
Semiconductor ETF	1,190,728,493	896,749	(90,633,782)	(89,737,033)

The tax character of dividends paid to shareholders during the year ended September 30, 2017 was as follows:

Fund	Ordinary Income
Biotech ETF	$1,715,606
Environmental Services ETF	132,750
Gaming ETF	586,300
Generic Drugs ETF	19,400
Pharmaceutical ETF	5,854,105
Retail ETF	1,772,514
Semiconductor ETF	4,764,060

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2017, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Amount Expiring in the Year Ended September 30, 2018	Total
Biotech ETF	$—	$(11,474,284)	$—	$(11,474,284)
Environmental Services ETF	(539,614)	(5,764,706)	(479,375)	(6,783,695)
Gaming ETF	(2,187,113)	(3,941,930)	—	(6,129,043)
Generic Drugs ETF	(120,655)	(80,087)	—	(200,742)
Pharmaceutical ETF	(5,362,815)	(6,716,207)	—	(12,079,022)
Retail ETF	(1,336,686)	(1,417,095)	—	(2,753,781)
Semiconductor ETF	(1,648,128)	(425,995)	—	(2,074,123)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in

34

certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2018, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of March 31, 2018, there was an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

For the period ended March 31, 2018, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Biotech ETF	$32,368,213	$247,868,615
Environmental Services ETF	4,289,265	—
Gaming ETF	30,073,511	4,417,017
Pharmaceutical ETF	319,515,272	359,084,634
Retail ETF	45,894,807	44,900,506
Semiconductor ETF	7,666,956,464	7,497,866,780

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Fund’s index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrences affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union (“EU”) by the end of March 2019. Significant uncertainty exists on how the withdrawal will take place, the terms of the withdrawal

35

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

and the effects such withdrawal will have on the EU and the United Kingdom. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto on the securities loaned, while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at March 31, 2018 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents repurchase agreements held as collateral by type of security on loan pledged as of March 31, 2018:

Gross Amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
Fund	Equity Securities
Biotech ETF	1,542,625
Environmental Services ETF	1,704,843
Gaming ETF	2,239,962
Generic Drugs ETF	170,345
Pharmaceutical ETF	28,827,206
Semiconductor ETF	29,090,395

*	Remaining contractual maturity of the agreements: overnight and continuous
36

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2018, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of March 31, 2018
Biotech ETF	54	$1,216,810	2.69%	$455,842
Gaming ETF	52	154,834	2.87	146,004
Pharmaceutical ETF	127	696,070	2.68	—
Retail ETF	52	133,110	2.69	72,801
Semiconductor ETF	147	1,991,734	2.69	—

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2018, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 12—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

37

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	INDUSSAR

SEMI-ANNUAL REPORT March 31, 2018 (unaudited)

VANECK VECTORS®

Morningstar International Moat ETF	MOTI®

Morningstar Wide Moat ETF	MOAT®

NDR CMG Long/Flat Allocation ETF	LFEQTM

Spin-Off ETF	SPUN®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETF Trust and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETF Trust are as of March 31, 2018, and are subject to change.

VANECK VECTORS ETFs

March 31, 2018 (unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the six-month period ended March 31, 2018. Our three strategic equity exchange-traded funds (ETFs) of the VanEck Vectors® ETF Trust are now joined by the first of our guided allocation ETFs—VanEck Vectors NDR CMG Long/Flat Allocation ETF (NYSE Arca: LFEQ).

Managing Risk in the U.S. Equity Market

Building on our existing relationship with Ned Davis Research (NDR), the world-renowned provider of institutional quality research, we launched a new ETF with a guided allocation approach aimed at helping investors manage risk in the U.S. equity market.

Launched on October 4, 2017, LFEQ is designed to guide investors through volatile markets by opportunistically allocating between U.S. equity and cash. While many investors make an allocation to U.S. equity for the long-term growth potential, most probably do not realize that since 1928 the S&P 500® Index1 has spent approximately 70% of the time either in a bear market or recovering from one.2 This leaves the balance of time, only about 30%, available for the opportunity to generate new wealth.

Equity Markets Spent 70% of the Time in Market Decline and Recovery Periods 1/3/1928 - 3/31/2018

Source: Ned Davis Research, FactSet, S&P Dow Jones Indices. Based on price return, which excludes dividends. If calculated on a total return basis the figure would be 59%. Data as of 3/31/2018. Data plotted to logarithmic scale. For illustrative purposes only. Past performance is no guarantee of future results. See disclosures and index descriptions and definitions below.

For any investor, that is not a great deal of time spent growing new wealth. However, an investor’s experience will depend on where in the market cycle she or he starts investing. LFEQ provides investors with an ETF solution that offers a systematic approach that seeks both to participate in uptrends with a full allocation to equity and preserve capital by raising cash as market health weakens.

LFEQ seeks to track the Ned Davis Research CMG US Large Cap Long/Flat Index3 (NDRCMGLF). This is a rules-based index that follows a proprietary model developed by NDR and CMG Capital Management Group, Inc. The model produces trade signals that dictate the index’s equity allocation (100%, 80%, 40%, or 0%) and/or cash (U.S. T-bills) allocation.

1

VANECK VECTORS ETFs

(unaudited) (continued)

Second Partnership with Ned Davis Research

LFEQ is the second partnership between VanEck and Ned Davis Research, joining the VanEck® NDR Managed Allocation Fund (NDRMX), a tactical allocation mutual fund launched in May 2016. NDRMX follows a flexible NDR model allocating between U.S. and non-U.S. equity, U.S. debt, and U.S. cash and cash equivalents.

Access investment and market insights from VanEck’s investment professionals by subscribing to our blogs. To subscribe to the guided allocation updates, please contact us at 800.826.2333 or visit vaneck.com/subscription to register.

Thank you for participating in the VanEck Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the six-month period ending March 31, 2018. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

April 16, 2018

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

[1]	S&P 500® Index consists of 500 widely held common stocks covering the leading industries in the U.S. economy.

[2]	Source: Ned Davis Research, S&P Dow Jones Indices. Based on price return, which excludes dividends. If calculated on a total return basis the figure would be 59%. Data as of 3/31/2018. Past performance is not indicative of future correlation or results.

[3]	Ned Davis Research CMG US Large Cap Long/Flat Index (NDRCMGLF) is a rules-based index that follows a proprietary model developed by Ned Davis Research, Inc. (“NDR”) in conjunction with CMG Capital Management Group, Inc. (“CMG”). The model produces daily trade signals to determine the Index’s equity allocation percentage (100%, 80%, 40%, or 0%). When allocated to a percentage of equities (long), that portion of the Index will comprise the S&P 500® Index. When allocated to a percentage of cash (flat), that portion of the Index will be allocated to the Solactive13-week U.S. T-bill Index.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns assume that dividends have been reinvested.

VanEck Vectors NDR CMG Long/Flat Allocation ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ned Davis Research CMG US Large Cap Long/Flat Index (the “Index”).

The Fund is not sponsored, endorsed, sold or promoted by Ned Davis Research, Inc. or CMG Capital Management Group, Inc. NDR and CMG make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track the performance of equities market.

NEITHER NDR NOR CMG GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND NEITHER NDR NOR CMG SHALL HAVE ANY LIABILITY WHATSOEVER FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NDR AND CMG MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NDR AND CMG MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NDR OR CMG HAVE ANY LIABILITY, JOINTLY OR SEVERALLY, FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

2

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Van Eck Associates Corporation. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

3

VANECK VECTORS ETFs

(unaudited)

Management Discussion (unaudited)

All three VanEck Vectors Strategic Equity ETFs that traded for the full six-month period posted positive returns. Since VanEck Vectors NDR CMG Long/Flat Allocation ETF (LFEQ) was launched on October 4, 2017, it did not trade for the full reporting period.

Source: VanEck. Returns based on NAV. The performance data quoted represent past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Morningstar International Moat

For the six-month period, VanEck Vectors Morningstar International Moat ETF (NYSE Arca: MOTI) returned 1.87%.* The primary drivers of the Fund’s performance were the financials and consumer discretionary sectors. The healthcare sector detracted most from performance followed by the energy and materials sectors.

Morningstar Wide Moat

VanEck Vectors Morningstar Wide Moat ETF (NYSE Arca: MOAT) returned 3.83%* for the six-month period. The primary driver of performance was the Fund’s exposure to the consumer discretionary sector. In addition, stocks in the information technology and financials sectors contributed solid positive returns. The health care sector was the single largest detractor from the Fund’s performance.

NDR CMG Long/Flat Allocation

Since inception on October 4, 2017, the Fund had traded for under six months by March 31, 2018. The Fund was up 4.11%.* The Fund’s allocation to equities changed twice during the period. In light of deteriorating market health, the Fund’s exposure to equites was reduced from 100% to 80% on November 22, 2017. However, on December 27, 2017, reacting quickly to increasing market health, the Fund’s allocation to equities returned to 100%, at which level it remained through the end of the period under review.

Spin-Off

VanEck Vectors Spin-Off ETF (NYSE Arca: SPUN) returned 2.79%.* During the six-month period, U.S. companies were by far the largest contributors to the Fund’s total returns. Ireland and the Cayman Islands were the largest detractors from performance. The three sectors contributing the most to performance were information technology, consumer discretionary, and materials. The energy, real estate, and utilities sectors were the only negative contributors to the Fund’s performance.

*	Returns based on NAV.
4

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2017 to March 31, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2017 – March 31, 2018
Morningstar International Moat ETF
Actual	$1,000.00	$1,018.70	0.57%	$2.87
Hypothetical**	$1,000.00	$1,022.09	0.57%	$2.87
Morningstar Wide Moat ETF
Actual	$1,000.00	$1,038.30	0.48%	$2.44
Hypothetical**	$1,000.00	$1,022.54	0.48%	$2.42
NDR CMG Long/Flat Allocation ETF***
Actual	$1,000.00	$1,041.10	0.55%	$2.74
Hypothetical**	$1,000.00	$1,022.19	0.55%	$2.77
Spin-Off ETF
Actual	$1,000.00	$1,027.90	0.55%	$2.78
Hypothetical**	$1,000.00	$1,022.19	0.55%	$2.77

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2018) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses

***	Expenses are equal to the Fund’s annualized expense ratio (for the period from October 4, 2017 (commencement of operations) to March 31, 2018), multiplied by the average account value over the period, multiplied by the number of days since commencement of operations divided by the number of days in the fiscal year.
5

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.1%
Australia: 4.0%
144,899	Brambles Ltd. #	$1,116,855
16,831	Commonwealth Bank of Australia #	939,995
114,328	Crown Ltd. #	1,121,361
39,866	Westpac Banking Corp. #	881,860
		4,060,071
Belgium: 1.0%
11,925	KBC Group NV #	1,037,910
Canada: 3.8%
11,375	Canadian Imperial Bank of Commerce	1,003,347
20,858	National Bank of Canada	981,058
21,027	Nutrien Ltd.	993,084
21,641	TransCanada Corp.	894,344
		3,871,833
China / Hong Kong: 16.3%
3,917,000	Bank of China Ltd. #	2,139,657
740,000	Beijing Capital International Airport Co. Ltd. #	999,409
368,500	Beijing Enterprises Holdings Ltd. #	1,940,516
600,000	China Resources Gas Group Ltd. #	2,098,158
247,000	CK Asset Holdings Ltd. #	2,084,411
155,200	Hongkong Land Holdings Ltd. (USD) #	1,072,279
2,442,000	Industrial & Commercial Bank of China Ltd. #	2,128,128
9,388	SINA Corp. (USD) *	978,887
127,000	Sun Hung Kai Properties Ltd. #	2,015,829
22,600	Tencent Holdings Ltd. #	1,213,135
		16,670,409
Denmark: 1.0%
26,282	Danske Bank A/S #	984,368
France: 2.8%
120,737	Orange SA #	2,051,269
10,487	Sanofi #	841,068
		2,892,337
Germany: 11.8%
16,297	Bayer AG #	1,836,327
19,714	Bayerische Motoren Werke AG #	2,143,242
42,649	GEA Group AG #	1,812,840
10,340	HeidelbergCement AG #	1,015,327
24,461	KION Group AG #	2,282,583
15,085	Siemens AG #	1,923,868
12,941	Symrise AG #	1,041,495
		12,055,682
India: 2.1%
68,780	Infosys Ltd. #	1,203,527
221,551	Wipro Ltd. #	959,736
		2,163,263
Italy: 2.0%
2,208,558	Telecom Italia SpA * #	2,095,991
Japan: 12.1%
11,400	East Japan Railway Co. #	1,066,381
4,300	FANUC Corp. #	1,107,191
11,700	Hoshizaki Corp. #	1,043,607
14,000	Kao Corp. #	1,051,573
37,200	KDDI Corp. #	958,560
Number
of Shares		Value

Japan: (continued)
60,700	Kubota Corp. #	$1,070,549
26,800	LINE Corp. * #	1,055,268
6,700	Nidec Corp. #	1,031,722
25,600	Seven & i Holdings Co. Ltd. #	1,097,075
24,200	SoftBank Group Corp. #	1,806,042
37,300	Unicharm Corp. #	1,076,421
		12,364,389
Luxembourg: 2.1%
31,816	Millicom International Cellular SA (SEK) #	2,170,818
Mexico: 5.0%
1,165,200	America Movil, SAB de CV	1,101,142
408,500	Grupo Aeroportuario del Centro Norte SAB de CV	1,983,922
211,700	Grupo Aeroportuario del Pacifico SAB de CV	2,083,309
		5,168,373
Netherlands: 2.9%
336,693	Koninklijke KPN NV #	1,011,940
51,623	Koninklijke Philips NV #	1,975,786
		2,987,726
New Zealand: 1.0%
256,666	Contact Energy Ltd. #	977,009
Russia: 1.0%
206,048	Mobile TeleSystems PJSC #	1,055,437
Singapore: 4.1%
751,800	CapitaLand Ltd. #	2,058,562
1,230,200	Genting Singapore Plc #	1,020,240
115,701	Oversea-Chinese Banking Corp. Ltd. #	1,139,640
		4,218,442
South Korea: 1.0%
4,829	SK Telecom Co. Ltd. #	1,047,104
Spain: 5.1%
127,415	Banco Bilbao Vizcaya Argentaria SA #	1,008,581
92,429	Gas Natural SDG SA #	2,205,027
36,729	Grifols SA #	1,040,791
97,302	Telefonica SA #	963,487
		5,217,886
Sweden: 3.6%
171,995	Nordea Bank AB #	1,834,847
75,306	Svenska Handelsbanken AB #	939,779
39,800	Swedbank AB #	891,650
		3,666,276
Switzerland: 2.0%
18,818	LafargeHolcim Ltd. #	1,029,403
4,338	Roche Holding AG #	993,462
		2,022,865
United Kingdom: 11.3%
237,360	GKN Plc #	1,538,314
2,223,901	Lloyds Banking Group Plc #	2,022,631
308,752	Meggitt Plc #	1,872,786
81,607	Rolls-Royce Holdings Plc #	997,595
95,920	Smiths Group Plc #	2,040,057

See Notes to Financial Statements

6

Number
of Shares		Value

United Kingdom: (continued)
19,904	Unilever Plc #	$1,103,769
717,684	Vodafone Group Plc #	1,963,326
		11,538,478
United States: 2.1%
478,200	Samsonite International SA (HKD) #	2,187,156
Total Common Stocks (Cost: $97,504,905)		100,453,823
Number
of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 2.1% (Cost: $2,101,101)
Singapore: 2.1%
1,373,200	CapitaLand Mall Trust #	$2,185,637
Total Investments: 100.2% (Cost: $99,606,006)		102,639,460
Liabilities in excess of other assets: (0.2)%		(217,704)
NET ASSETS: 100.0%		$102,421,756

Definitions:

HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $92,620,367 which represents 90.4% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	7.8%	$8,010,313
Consumer Staples	4.2	4,328,838
Energy	0.9	894,344
Financials	17.5	17,933,451
Health Care	6.5	6,687,434
Industrials	23.7	24,373,190
Information Technology	5.3	5,410,553
Materials	4.0	4,079,309
Real Estate	9.2	9,416,718
Telecommunication Services	15.8	16,225,116
Utilities	5.1	5,280,194
	100.0%	$102,639,460

See Notes to Financial Statements

7

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$4,060,071	$—	$4,060,071
Belgium	—	1,037,910	—	1,037,910
Canada	3,871,833	—	—	3,871,833
China / Hong Kong	978,887	15,691,522	—	16,670,409
Denmark	—	984,368	—	984,368
France	—	2,892,337	—	2,892,337
Germany	—	12,055,682	—	12,055,682
India	—	2,163,263	—	2,163,263
Italy	—	2,095,991	—	2,095,991
Japan	—	12,364,389	—	12,364,389
Luxembourg	—	2,170,818	—	2,170,818
Mexico	5,168,373	—	—	5,168,373
Netherlands	—	2,987,726	—	2,987,726
New Zealand	—	977,009	—	977,009
Russia	—	1,055,437	—	1,055,437
Singapore	—	4,218,442	—	4,218,442
South Korea	—	1,047,104	—	1,047,104
Spain	—	5,217,886	—	5,217,886
Sweden	—	3,666,276	—	3,666,276
Switzerland	—	2,022,865	—	2,022,865
United Kingdom	—	11,538,478	—	11,538,478
United States	—	2,187,156	—	2,187,156
Real Estate Investment Trusts*	—	2,185,637	—	2,185,637
Total	$10,019,093	$92,620,367	$—	$102,639,460

* See Schedule of Investments for geographic sector breakouts.

During the period ended March 31, 2018, transfers of securities from Level 2 to Level 1 were $3,019,905. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

8

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.7%
Banks: 2.4%
614,289	Wells Fargo & Co.	$32,194,886
Capital Goods: 6.0%
261,493	Emerson Electric Co.	17,859,972
2,063,085	General Electric Co.	27,810,386
59,371	TransDigm Group, Inc. †	18,223,335
139,711	United Technologies Corp.	17,578,438
		81,472,131
Commercial & Professional Services: 2.2%
512,501	Stericycle, Inc. *	29,996,684
Consumer Durables & Apparel: 2.8%
307,744	NIKE, Inc.	20,446,511
238,757	VF Corp.	17,696,669
		38,143,180
Consumer Services: 3.9%
117,126	McDonald’s Corp.	18,316,164
616,477	Starbucks Corp.	35,687,854
		54,004,018
Diversified Financials: 3.6%
175,044	American Express Co.	16,328,104
321,986	Charles Schwab Corp.	16,814,109
454,025	Franklin Resources, Inc.	15,745,587
		48,887,800
Energy: 1.3%
330,207	Cheniere Energy, Inc. *	17,649,564
Food & Staples Retailing: 2.3%
507,765	CVS Caremark Corp.	31,588,061
Food, Beverage & Tobacco: 7.6%
414,293	Campbell Soup Co. †	17,943,030
349,544	General Mills, Inc.	15,750,453
178,692	Hershey Co.	17,683,360
829,655	Mondelez International, Inc.	34,621,503
162,489	PepsiCo, Inc.	17,735,674
		103,734,020
Health Care Equipment & Services: 16.1%
400,968	AmerisourceBergen Corp.	34,567,451
523,268	Cardinal Health, Inc.	32,798,438
518,963	Express Scripts Holding Co. *	35,849,964
237,874	McKesson Corp.	33,509,310
424,878	Medtronic Plc	34,083,713
269,144	Veeva Systems, Inc. *	19,652,895
281,073	Zimmer Biomet Holdings, Inc.	30,648,200
		221,109,971
Household & Personal Products: 1.3%
225,464	The Procter and Gamble Co.	17,874,786
Materials: 4.8%
539,963	Compass Minerals International, Inc. †	32,559,769
283,082	Monsanto Co.	33,032,839
		65,592,608
Number
of Shares		Value

Media: 8.2%
494,124	Comcast Corp.	$16,884,217
305,512	John Wiley & Sons, Inc.	19,461,114
1,127,584	Twenty-First Century Fox, Inc.	41,371,057
344,689	Walt Disney Co.	34,620,563
		112,336,951
Pharmaceuticals, Biotechnology: 17.2%
208,866	Allergan Plc	35,150,059
191,598	Amgen, Inc.	32,663,627
116,404	Biogen Idec, Inc. *	31,873,743
267,381	Bristol-Myers Squibb Co.	16,911,848
432,956	Eli Lilly & Co.	33,497,806
220,196	Gilead Sciences, Inc.	16,600,576
628,866	Merck and Co., Inc.	34,254,331
970,841	Pfizer, Inc.	34,455,147
		235,407,137
Retailing: 7.7%
26,539	Amazon.com, Inc. *	38,410,956
802,674	L Brands, Inc.	30,670,174
417,904	Lowe’s Cos, Inc.	36,671,076
		105,752,206
Semiconductor: 2.4%
364,170	Microchip Technology, Inc.	33,270,571
Software & Services: 8.7%
194,559	Guidewire Software, Inc. *	15,726,204
190,151	Microsoft Corp.	17,355,082
303,950	Salesforce.com, Inc. *	35,349,385
1,729,786	The Western Union Co.	33,263,785
150,367	Visa, Inc.	17,986,901
		119,681,357
Utilities: 1.2%
244,857	Dominion Resources, Inc.	16,510,708
Total Common Stocks (Cost: $1,346,915,369)		1,365,206,639

Principal Amount
SHORT-TERM INVESTMENTS HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.3%
Repurchase Agreements: 2.3%
$7,558,818	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $7,560,347; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $7,709,994 including accrued interest)	7,558,818
1,589,409	Repurchase agreement dated 3/29/18 with Credit Agricole CIB, 1.75%, due 4/2/18, proceeds $1,589,718; (collateralized by various U.S. government and agency obligations, 1.50% to 1.63%, due 12/31/18 to 10/15/20, valued at $1,621,197 including accrued interest)	1,589,409

See Notes to Financial Statements

9

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Repurchase Agreements: (continued)
$7,558,818	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $7,560,338; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $7,709,995 including accrued interest)	$7,558,818
7,558,818	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.81%, due 4/2/18, proceeds $7,560,338; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 12/1/26 to 4/1/48, valued at $7,709,994 including accrued interest)	7,558,818
Principal
Amount		Value

Repurchase Agreements: (continued)
$7,558,818	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $7,560,347; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $7,709,994 including accrued interest)	$7,558,818
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $31,824,681)		31,824,681
Total Investments: 102.0% (Cost: $1,378,740,050)		1,397,031,320
Liabilities in excess of other assets: (2.0)%		(27,903,130)
NET ASSETS: 100.0%		$1,369,128,190

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $31,807,762.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	22.7%	$310,236,355
Consumer Staples	11.2	153,196,867
Energy	1.3	17,649,564
Financials	5.9	81,082,686
Health Care	33.5	456,517,108
Industrials	8.2	111,468,815
Information Technology	11.2	152,951,928
Materials	4.8	65,592,608
Utilities	1.2	16,510,708
	100.0%	$1,365,206,639

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,365,206,639	$—	$—	$1,365,206,639
Repurchase Agreements	—	31,824,681	—	31,824,681
Total	$1,365,206,639	$31,824,681	$—	$1,397,031,320

* See Schedule of Investments for industry sector breakouts.

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Financial Statements

10

VANECK VECTORS NDR CMG LONG/FLAT ALLOCATION ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number
of Shares		Value

EXCHANGE TRADED FUND: 99.6% (Cost: $35,705,043)
144,280	Vanguard S&P 500 ETF	$34,927,302
MONEY MARKET FUND: 0.5% (Cost: $160,096)
160,096	Dreyfus Government Cash Management Fund – Institutional Shares	160,096
Total Investments: 100.1% (Cost: $35,865,139)		35,087,398
Liabilities in excess of other assets: (0.1)%		(35,188)
NET ASSETS: 100.0%		$35,052,210

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Fund	99.5%	$34,927,302
Money Market Fund	0.5	160,096
	100.0%	$35,087,398

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$34,927,302	$—	$—	$34,927,302
Money Market Fund	160,096	—	—	160,096
Total	$35,087,398	$—	$—	$35,087,398

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Financial Statements

11

VANECK VECTORS SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 85.8%
Australia: 2.2%
20,395	Orora Ltd. #	$52,038
20,033	South32 Ltd. #	50,281
		102,319
Cayman Islands: 1.0%
1,887	Theravance Biopharma, Inc. (USD) * †	45,760
China / Hong Kong: 4.1%
145,000	China Overseas Property Holdings Ltd. #	45,814
6,000	CK Asset Holdings Ltd. #	50,633
854,000	Global Brands Group Holding Ltd. * #	48,319
8,000	Wharf Real Estate Investment Co. Ltd. * #	52,290
		197,056
Denmark: 1.1%
1,083	Nilfisk Holding A/S * #	51,075
Finland: 2.1%
6,688	Caverion Corp. * † #	50,616
2,574	Valmet OYJ #	51,578
		102,194
France: 1.1%
504	Fnac Darty SA * #	53,911
Germany: 2.1%
2,776	METRO AG #	49,084
685	OSRAM Licht AG #	50,383
		99,467
Ireland: 1.1%
617	Allegion Plc (USD)	52,624
Italy: 1.1%
8,976	Italgas SpA #	53,609
Norway: 1.1%
9,427	Aker Solutions ASA * # Reg S	50,245
Singapore: 1.1%
34,900	Frasers Centrepoint Ltd. #	53,319
Sweden: 3.3%
17,464	Arjo AB * #	50,890
3,878	Bonava AB #	53,110
5,097	Svenska Cellulosa AB #	54,307
		158,307
Switzerland: 1.1%
2,116	Idorsia Ltd. * #	50,819
United Kingdom: 3.4%
1,096	Delphi Technologies PLC (USD)	52,224
32,904	Gocompare.Com Group Plc	51,697
9,058	Indivior Plc * #	51,771
478	Micro Focus International Plc (ADR)	6,711
		162,403
United States: 59.9%
871	Adient Plc	52,051
1,480	AdvanSix, Inc. *	51,474
1,162	Alcoa Corp. *	52,244
1,434	Associated Capital Group, Inc. †	53,703
996	Brighthouse Financial, Inc. *	51,194
76	Cable One, Inc.	52,220
3,262	California Resources Corp. * †	55,943
1,750	Cars.com, Inc. *	49,578
Number of Shares		Value

United States: (continued)
800	CDK Global, Inc.	$50,672
1,073	Chemours Co.	52,266
13,278	Civeo Corp. *	50,058
2,694	Conduent, Inc. * †	50,216
1,774	CONSOL Energy, Inc. *	51,393
1,139	CSW Industrials, Inc. *	51,312
2,994	Donnelley Financial Solutions, Inc. *	51,407
1,002	Energizer Holdings, Inc. †	59,699
2,361	Enova International, Inc. *	52,060
1,881	Exterran Corp. *	50,223
680	Fortive Corp.	52,714
5,218	Gannett Co., Inc. †	52,076
1,775	GCP Applied Technologies, Inc. *	51,564
1,110	Halyard Health, Inc. *	51,149
770	Herc Holdings, Inc. * †	50,012
2,848	Hewlett Packard Enterprise Co.	49,954
1,198	Hilton Grand Vacations, Inc. *	51,538
695	Ingevity Corp. *	51,215
2,912	International Seaways, Inc. *	51,251
1,006	Keysight Technologies, Inc. *	52,704
751	KLX, Inc. *	53,366
4,027	Knowles Corp. * †	50,700
956	Lamb Weston Holdings, Inc.	55,658
2,456	Lands’ End, Inc. *	57,348
612	Liberty Broadband Corp. *	51,898
2,870	LSC Communications, Inc.	50,081
756	Lumentum Holdings, Inc. * †	48,233
214	Madison Square Garden Co. *	52,601
3,647	Mallinckrodt Plc * †	52,809
742	Murphy USA, Inc. * †	54,018
3,977	Navient Corp.	52,178
2,987	New Media Investment Group, Inc. †	51,197
3,207	News Corp.	50,671
4,801	NOW, Inc. * †	49,066
799	ONE Gas, Inc.	52,750
664	PayPal Holdings, Inc. *	50,378
1,727	Pinnacle Entertainment, Inc. * †	52,069
1,065	PJT Partners, Inc. †	53,356
2,616	Rayonier Advanced Materials, Inc. †	56,166
689	Science Applications International Corp.	54,293
1,007	SPX FLOW, Inc. *	49,534
3,294	TimkenSteel Corp. * †	50,036
658	TopBuild Corp. *	50,350
1,440	Varex Imaging Corp. *	51,523
1,368	Versum Materials, Inc.	51,478
3,182	Vista Outdoor, Inc. *	51,930
2,653	Welbilt, Inc. *	51,601
		2,857,178

Total Common Stocks (Cost: $3,545,438)		4,090,286
REAL ESTATE INVESTMENT TRUSTS: 14.4%
United States: 14.4%
3,781	CareTrust REIT, Inc.	50,665
9,236	Colony NorthStar, Inc. †	51,906
2,329	Four Corners Property Trust, Inc.	53,777
1,575	Gaming and Leisure Properties, Inc.	52,715
3,114	New Residential Investment Corp.	51,225
6,639	New Senior Investment Group, Inc.	54,307

See Notes to Financial Statements

12

Number of Shares		Value

United States: (continued)
4,125	NorthStar Realty Europe Corp.	$53,707
1,979	Park Hotels and Resorts, Inc.	53,473
2,724	Quality Care Properties, Inc. *	52,927
3,192	Uniti Group, Inc. * †	51,870
2,517	Urban Edge Properties	53,738
8,091	Washington Prime Group, Inc. †	53,967
2,654	Xenia Hotels and Resorts, Inc.	52,337
Total Real Estate Investment Trusts (Cost: $751,465)		686,614
MONEY MARKET FUND: 0.4% (Cost: $21,887)
21,887	Dreyfus Government Cash Management Fund – Institutional Shares	21,887
Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $4,318,790)		4,798,787
Principal Amount		Value

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 19.1% (Cost: $909,458)
Repurchase Agreement: 19.1%
$909,458	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $909,642; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $927,647 including accrued interest)	$909,458
Total Investments: 119.7% (Cost: $5,228,248)		5,708,245
Liabilities in excess of other assets: (19.7)%		(938,984)
NET ASSETS: 100.0%		$4,769,261

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $904,903.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,024,092 which represents 21.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	18.5%	$887,531
Consumer Staples	3.4	164,441
Energy	5.4	259,055
Financials	7.6	365,123
Health Care	7.4	354,721
Industrials	15.9	763,598
Information Technology	10.8	517,036
Materials	10.9	521,591
Real Estate	17.4	837,445
Utilities	2.2	106,359
Money Market Fund	0.5	21,887
	100.0%	$4,798,787

See Notes to Financial Statements

13

VANECK VECTORS SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$102,319	$—	$102,319
Cayman Islands	45,760	—	—	45,760
China / Hong Kong	—	197,056	—	197,056
Denmark	—	51,075	—	51,075
Finland	—	102,194	—	102,194
France	—	53,911	—	53,911
Germany	—	99,467	—	99,467
Ireland	52,624	—	—	52,624
Italy	—	53,609	—	53,609
Norway	—	50,245	—	50,245
Singapore	—	53,319	—	53,319
Sweden	—	158,307	—	158,307
Switzerland	—	50,819	—	50,819
United Kingdom	110,632	51,771	—	162,403
United States	2,857,178	—	—	2,857,178
Real Estate Investment Trusts*	686,614	—	—	686,614
Money Market Fund	21,887	—	—	21,887
Repurchase Agreement	—	909,458	—	909,458
Total	$3,774,695	$1,933,550	$—	$5,708,245

* See Schedule of Investments for geographic sector breakouts.

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $329,139, transfers of securities from Level 2 to Level 1 were $56,353. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

14

[This Page Intentionally Left Blank.]

15

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2018 (unaudited)

	Morningstar International Moat ETF	Morningstar Wide Moat ETF	NDR CMG Long/Flat Allocation ETF	Spin-Off ETF

Assets:
Investments, at value (1) (2)	$102,639,460	$1,365,206,639	$35,087,398	$4,798,787
Short-term investments held as collateral for securities loaned (3)	—	31,824,681	—	909,458
Cash	—	1,189,309	—	124
Cash denominated in foreign currency, at value (4)	197,712	—	—	—
Receivables:
Investment securities sold	179,277	—	—	641,252
Shares sold	—	1,360	394	—
Due from Adviser	—	—	—	6,539
Dividends and interest	293,714	3,347,371	60	14,304
Prepaid expenses	393	9,761	—	45
Total assets	103,310,556	1,401,579,121	35,087,852	6,370,509

Liabilities:
Payables:
Investment securities purchased	177,940	—	—	656,324
Collateral for securities loaned	—	31,824,681	—	909,458
Line of credit	635,888	—	—	—
Shares redeemed	—	453	—	—
Due to Adviser	36,153	546,058	6,501	—
Due to custodian	3,306	—	—	—
Deferred Trustee fees	221	34,984	2	30
Accrued expenses	35,292	44,755	29,139	35,436
Total liabilities	888,800	32,450,931	35,642	1,601,248
NET ASSETS	$102,421,756	$1,369,128,190	$35,052,210	$4,769,261
Shares outstanding	3,000,000	33,050,000	1,350,000	200,000
Net asset value, redemption and offering price per share	$34.14	$41.43	$25.96	$23.85

Net assets consist of:
Aggregate paid in capital	$96,047,076	$1,395,527,036	$35,599,216	$3,827,475
Net unrealized appreciation (depreciation)	3,035,154	18,291,269	(777,741)	479,996
Undistributed (accumulated) net investment income (loss)	(107,753)	8,951,607	90,244	14,819
Accumulated net realized gain (loss)	3,447,279	(53,641,722)	140,491	446,971
	$102,421,756	$1,369,128,190	$35,052,210	$4,769,261
(1) Value of securities on loan	$—	$31,807,762	$—	$904,903
(2) Cost of investments	$99,606,006	$1,346,915,369	$35,865,139	$4,318,790
(3) Cost of short-term investments held as collateral for securities loaned	$—	$31,824,681	$—	$909,458
(4) Cost of cash denominated in foreign currency	$198,149	$—	$—	$—

See Notes to Financial Statements

16

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2018 (unaudited)

	Morningstar International Moat ETF	Morningstar Wide Moat ETF	NDR CMG Long/Flat Allocation ETF (a)	Spin-Off ETF

Income:
Dividends	$1,097,221	$13,999,117	$142,114	$44,865
Interest	—	—	920	—
Securities lending income	19,889	107,106	—	1,339
Foreign taxes withheld	(123,694)	—	—	(1,098)
Total income	993,416	14,106,223	143,034	45,106

Expenses:
Management fees	217,280	3,036,720	29,809	13,383
Professional fees	29,914	50,801	22,704	30,303
Insurance	304	6,213	—	29
Trustees’ fees and expenses	628	14,742	23	61
Reports to shareholders	17,465	36,354	7,228	7,082
Indicative optimized portfolio value fee	2,528	2,432	2,158	2,514
Custodian fees	12,846	15,388	4,335	5,528
Registration fees	2,518	9,201	2,479	2,552
Transfer agent fees	1,210	1,101	1,188	1,212
Fund accounting fees	4,474	23,782	1,282	650
Interest	3,115	20,543	—	—
Other	2,946	16,050	1,331	3,037
Total expenses	295,228	3,233,327	72,537	66,351
Waiver of management fees	(48,760)	—	(29,809)	(13,383)
Expenses assumed by the Adviser	—	—	(9,938)	(38,247)
Net expenses	246,468	3,233,327	32,790	14,721
Net investment income	746,948	10,872,896	110,244	30,385

Net realized gain (loss) on:
Investments	1,962,729	10,702,440	8,365	189,409
In-kind redemptions	1,519,103	70,449,341	132,126	322,707
Foreign currency transactions and foreign denominated assets and liabilities	(8,268)	—	—	(122)
Net realized gain	3,473,564	81,151,781	140,491	511,994

Net change in unrealized appreciation (depreciation) on:
Investments	(3,371,615)	(49,482,221)	(777,741)	(369,354)
Foreign currency transactions and foreign denominated assets and liabilities	898	—	—	(24)
Net change in unrealized appreciation (depreciation)	(3,370,717)	(49,482,221)	(777,741)	(369,378)
Net Increase (Decrease) in Net Assets Resulting from Operations	$849,795	$42,542,456	$(527,006)	$173,001

(a)	For the period October 4, 2017 (commencement of operations) through March 31, 2018.

See Notes to Financial Statements

17

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar International Moat ETF		Morningstar Wide Moat ETF

	For the Six Months Ended March 31, 2018	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018	For the Year Ended September 30, 2017
	(unaudited)		(unaudited)

Operations:
Net investment income	$746,948	$1,232,784	$10,872,896	$14,690,691
Net realized gain	3,473,564	3,732,310	81,151,781	123,090,627
Net change in unrealized appreciation (depreciation)	(3,370,717)	5,937,074	(49,482,221)	40,676,068
Net increase in net assets resulting from operations	849,795	10,902,168	42,542,456	178,457,386

Dividends and Distributions to shareholders:
Dividends from net investment income	(2,100,550)	(407,000)	(14,227,200)	(9,710,400)
Distributions from net realized capital gains	(2,201,600)	—	—	—
Total Dividends and Distributions	(4,302,150)	(407,000)	(14,227,200)	(9,710,400)

Share transactions:**
Proceeds from sale of shares	34,846,745	58,380,932	341,806,753	698,870,832
Cost of shares redeemed	(10,603,645)	—	(287,444,739)	(334,524,711)
Increase in net assets resulting from share transactions	24,243,100	58,380,932	54,362,014	364,346,121
Total increase in net assets	20,790,745	68,876,100	82,677,270	533,093,107
Net Assets, beginning of period	81,631,011	12,754,911	1,286,450,920	753,357,813
Net Assets, end of period†	$102,421,756	$81,631,011	$1,369,128,190	$1,286,450,920
† Including undistributed (accumulated) net investment income (loss)	$(107,753)	$1,245,849	$8,951,607	$12,305,911

** Shares of Common Stock Issued (no par value)
Shares sold	1,000,000	1,850,000	7,850,000	18,300,000
Shares redeemed	(300,000)	—	(6,700,000)	(8,550,000)
Net increase	700,000	1,850,000	1,150,000	9,750,000

See Notes to Financial Statements

18

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	NDR CMG Long/Flat Allocation ETF	Spin-Off ETF
	For the Period October 4, 2017* through March 31, 2018	For the Six Months Ended March 31, 2018	For the Year Ended September 30, 2017
	(unaudited)	(unaudited)

Operations:
Net investment income	$110,244	$30,385	$44,880
Net realized gain (loss)	140,491	511,994	(35,954)
Net change in unrealized appreciation (depreciation)	(777,741)	(369,378)	572,438
Net increase (decrease) in net assets resulting from operations	(527,006)	173,001	581,364

Dividends and Distributions to shareholders:
Dividends from net investment income	(20,000)	(56,000)	(48,600)

Share transactions:**
Proceeds from sale of shares	38,224,281	—	2,202,041
Cost of shares redeemed	(2,625,065)	(1,201,543)	—
Increase (Decrease) in net assets resulting from share transactions	35,599,216	(1,201,543)	2,202,041
Total increase (decrease) in net assets	35,052,210	(1,084,542)	2,734,805
Net Assets, beginning of period	—	5,853,803	3,118,998
Net Assets, end of period†	$35,052,210	$4,769,261	$5,853,803
† Including undistributed net investment income	$90,244	$14,819	$40,434

** Shares of Common Stock Issued (no par value)
Shares sold	1,450,001	—	100,000
Shares redeemed	(100,001)	(50,000)	—
Net increase (decrease)	1,350,000	(50,000)	100,000

*	Commencement of operations

See Notes to Financial Statements

19

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar International Moat ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,		For the Period July 13, 2015 (a) through September 30,
	2018		2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$35.49		$28.34	$26.48	$30.17
Income from investment operations:
Net investment income	0.30	(b)	0.93 (b)	0.76	0.18
Net realized and unrealized gain (loss) on investments	0.35		6.59	1.33		(3.87)
Total from investment operations	0.65		7.52	2.09		(3.69)
Less:
Dividends from net investment income		(0.98)	(0.37)	(0.23)	—
Distributions from net realized capital gains		(1.02)	—	—	—
Total dividends and distributions		(2.00)	(0.37)	(0.23)	—
Net asset value, end of period	$34.14		$35.49	$28.34	$26.48
Total return (c)	1.87	%(d)	26.91%	7.91%	(12.23	)%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$102,422		$81,631	$12,755	$10,591
Ratio of gross expenses to average net assets	0.68	%(e)	0.84%	1.62%	2.49	%(e)
Ratio of net expenses to average net assets	0.57	%(e)	0.56%	0.56%	0.56	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.56	%(e)	0.56%	0.56%	0.56	%(e)
Ratio of net investment income to average net assets	1.72	%(e)	2.92%	2.99%	3.27	%(e)
Portfolio turnover rate (f)	53	%(d)	129%	168%	54	%(d)

	Morningstar Wide Moat ETF
	For the Six
	Months Ended
	March 31,		For the Year Ended September 30,
	2018		2017	2016	2015		2014	2013
	(unaudited)
Net asset value, beginning of period	$40.33		$34.01	$27.96	$31.27		$27.09	$21.54
Income from investment operations:
Net investment income	0.34	(b)	0.53 (b)	0.48	0.57		0.37	0.23
Net realized and unrealized gain (loss) on investments	1.22		6.20	6.19		(3.46)	4.04	5.46
Total from investment operations	1.56		6.73	6.67		(2.89)	4.41	5.69
Less:
Dividends from net investment income		(0.46)	(0.41)	(0.62)		(0.42)	(0.23)	(0.14)
Net asset value, end of period	$41.43		$40.33	$34.01	$27.96		$31.27	$27.09
Total return (c)	3.83	%(d)	19.96%	24.23%		(9.41)%	16.35%	26.54%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,369,128		$1,286,451	$753,358	$742,364		$853,616	$364,395
Ratio of gross expenses to average net assets	0.48	%(e)	0.48%	0.50%		0.50%	0.50%	0.51%
Ratio of net expenses to average net assets	0.48	%(e)	0.48%	0.49%		0.49%	0.49%	0.49%
Ratio of net expenses to average net assets excluding interest expense	0.48	%(e)	0.48%	0.49%		0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	1.61	%(e)	1.42%	1.44%		1.88%	1.63%	1.48%
Portfolio turnover rate (f)	25	%(d)	53%	178%		14%	15%	1%

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

20

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	NDR CMG Long/Flat Allocation ETF
	For the Period October 4, 2017 (a) through March 31, 2018
	(unaudited)
Net asset value, beginning of period	$25.03
Income from investment operations:
Net investment income	0.23	(b)
Net realized and unrealized gain on investments	0.80
Total from investment operations	1.03	(h)
Less:
Dividends from net investment income		(0.10)
Net asset value, end of period	$25.96
Total return (c)	4.11	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$35,052
Ratio of gross expenses to average net assets (g)	1.21	%(e)
Ratio of net expenses to average net assets (g)	0.55	%(e)
Ratio of net expenses to average net assets excluding interest expense (g)	0.55	%(e)
Ratio of net investment income to average net assets	1.84	%(e)
Portfolio turnover rate (f)	7	%(d)

	Spin-Off ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,		For the Period June 9, 2015 (a) through September 30,
	2018		2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$23.42		$20.79	$16.98	$19.78
Income from investment operations:
Net investment income	0.14	(b)	0.22 (b)	0.39	0.05
Net realized and unrealized gain (loss) on investments	0.51		2.73	3.53		(2.85)
Total from investment operations	0.65		2.95	3.92		(2.80)
Less:
Dividends from net investment income		(0.22)	(0.32)	(0.11)	—
Net asset value, end of period	$23.85		$23.42	$20.79	$16.98
Total return (c)	2.79	%(d)	14.37%	23.22%	(14.16	)%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,769		$5,854	$3,119	$2,547
Ratio of gross expenses to average net assets	2.48	%(e)	2.66%	5.07%	6.24	%(e)
Ratio of net expenses to average net assets	0.55	%(e)	0.55%	0.55%	0.55	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.55	%(e)	0.55%	0.55%	0.55	%(e)
Ratio of net investment income to average net assets	1.14	%(e)	0.98%	2.13%	1.24	%(e)
Portfolio turnover rate (f)	22	%(d)	53%	58%	30	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(g)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(h)	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing and repurchase of shares in relation to fluctuating market values of the investments of the Fund.

See Notes to Financial Statements

21

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of March 31, 2018, offers fifty-six investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Morningstar International Moat ETF, Morningstar Wide Moat ETF, NDR CMG Long/Flat Allocation ETF, and Spin-Off ETF (formerly known as Global Spin-Off ETF), (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored, licensed or managed by Morningstar, Inc., Ned Davis Research, Inc. or Horizon Kinetics, LLC.

The Funds’ respective indices are presented below:

Fund	Index
Morningstar International Moat ETF	Morningstar® Global ex-US Moat Focus IndexSM(1)
Morningstar Wide Moat ETF	Morningstar® Wide Moat Focus IndexSM(1)
NDR CMG Long/Flat Allocation ETF	Ned Davis Research CMG US Large Cap Long/Flat Index(2)
Spin-Off ETF	Horizon Kinetics Global Spin-Off Index(3)

(1)	Published by Morningstar, Inc.
(2)	Published by Ned Davis Research, Inc.
(3)	Published by Horizon Kinetics, LLC

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of the Van Eck Associate Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating
22

the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments where transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.
23

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of March 31, 2018 are reflected in the Schedules of Investments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at March 31, 2018 is presented in the Schedules of Investments. Refer to related disclosures in Note 2G (Repurchase Agreements) and Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. The Funds may record distributions received in excess of income from certain underlying investments as a reduction of cost of investments and/or as an increase in capital gains. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gains and return of capital may differ from estimated amounts.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2019, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

The current management fee rate, expense limitations and the amounts waived/assumed by the Adviser for the period ended March 31, 2018, are as follows:

	Management	Expense
Fund	Fee Rate	Limitations
Morningstar International Moat ETF	0.50%	0.56%
Morningstar Wide Moat ETF	0.45	0.49
NDR CMG Long/Flat Allocation ETF	0.50	0.55
Spin-Off ETF	0.50	0.55

Refer to Statements of Operations for the amounts waived/assumed by the Adviser.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

24

Note 4—Investments—For the period ended March 31, 2018, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

	Cost of Investments	Proceeds from
Fund	Purchased	Investments Sold
Morningstar International Moat ETF	$46,931,543	$49,463,193
Morningstar Wide Moat ETF	333,849,947	340,697,462
NDR CMG Long/Flat Allocation ETF	1,011,350	1,045,799
Spin-Off ETF	1,171,925	1,204,489

Note 5—Income Taxes—As of March 31, 2018, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation(depreciation) of investments were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Cost of Investments	Appreciation	Depreciation	(Depreciation)
Morningstar International Moat ETF	$100,361,854	$5,542,331	$(3,264,725)	$2,277,606
Morningstar Wide Moat ETF	1,378,827,110	95,133,703	(76,929,493)	18,204,210
NDR CMG Long/Flat Allocation ETF	35,865,139	—	(777,741)	(777,741)
Spin-Off ETF	5,234,939	825,693	(352,387)	473,306

The tax character of dividends paid to shareholders during the year ended September 30, 2017 was as follows:

2017 Dividends
Fund	Ordinary Income
Morningstar International Moat ETF	$407,000
Morningstar Wide Moat ETF	9,710,400
Spin-Off ETF	48,600

The tax character of current year distributions will be determined at the end of the current year.

At September 30, 2017, the tax character of current year distributions will be determined at the end of the current fiscal year. The Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective-	Post-Effective-
	No Expiration	No Expiration
	Short-Term	Long-Term
Fund	Capital Losses	Capital Losses	Total
Morningstar Wide Moat ETF	$(102,440,499)	$(32,265,944)	$(134,706,443)
Spin-Off ETF	(58,333)	—	(58,333)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2018, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of March 31, 2018, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of

25

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

market circumstances, or when the securities are not available in sufficient quantity for delivery or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

For the period ended March 31, 2018, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Morningstar International Moat ETF	$33,798,551	$10,160,351
Morningstar Wide Moat ETF	341,731,226	288,821,782
NDR CMG Long/Flat Allocation ETF	38,223,925	2,624,973
Spin-Off ETF	—	1,201,058

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

NDR CMG Long/Flat Allocation ETF may invest in shares of other funds, including ETFs that track the S&P 500 Index. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of the Fund’s shares is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of such funds’ shares may differ from the net asset value of the particular fund.

Spin-Off ETF may invest in companies that have been spun-off from a parent company for a number of reasons, including but not limited to low growth prospects, high capital requirements or an unfavorable capitalization structure. Investments in spun-off companies are subject to the risk that any of these characteristics will adversely affect the value of investments in the spun-off companies. There can be no assurance that a spun-off company will be financially independent or profitable, especially where the company represented a non-core or non-competitive business line of the parent company at the time of the spin-off.

Spin-Off ETF may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

26

In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union (“EU”) by the end of March 2019. Significant uncertainty exists on how the withdrawal will take place, the terms of the withdrawal and the effects such withdrawal will have on the EU and the United Kingdom. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets

As a result of events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto on the securities loaned, while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at March 31, 2018 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents repurchase agreements held as collateral by type of security on loan as of March 31, 2018:

Gross Amount of Recognized
Liabilities for Securities Loaned
in the Statements of Assets
and Liabilities*
Fund	Equity Securities
Morningstar Wide Moat ETF	$31,824,681
Spin-Off ETF	909,458

*	Remaining contractual maturity of the agreements: overnight and continuous
27

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended March 31, 2018, the following Funds borrowed under this Facility:

				Outstanding Loan
	Days	Average Daily	Average	Balance as of
Fund	Outstanding	Loan Balance	Interest Rate	March 31, 2018
Morningstar International Moat ETF	87	$369,954	2.73%	$635,888
Morningstar Wide Moat ETF	145	1,942,211	2.68	—

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2018, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 12—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

28

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

March 31, 2018 (unaudited)

At a meeting held on September 7, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Real Asset Allocation ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Fund, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding agreed upon limits for a period of at least one year following the effective date of their respective registration statements.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. In addition, because the Fund had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

29

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	STRATSAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

     Not applicable.

Item 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date June 8, 2018
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date June 8, 2018
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date June 8, 2018
     ---------------